UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22172
Exact name of registrant as specified in charter:	World Funds Trust
Address of principal executive offices:	8730 Stony Point Parkway, Suite 205 Richmond, VA 23235
Name and address of agent for service	The Corporation Trust Co., Corporation Trust Center, 1209 Orange St., Wilmington, DE 19801 With Copy to: John H. Lively Practus, LLP 11300 Tomahawk Creek Parkway Suite 310 Leawood, KS 66211
Registrant's telephone number, including area code:	(804) 267-7400
Date of fiscal year end:	September 30
Date of reporting period:	September 30, 2025

Curasset Capital Management Core Bond Fund and Curasset Capital Management Limited Term Income Fund (the “Curasset Capital Funds”)

ITEM 1. (a)  REPORT TO STOCKHOLDERS.

Curasset Capital Management Core Bond Fund Tailored Shareholder Report

annual shareholder report September 30, 2025 Curasset Capital Management Core Bond Fund Founders Class Shares Ticker: CMBEX

This annual shareholder report contains important information about the Curasset Capital Management Core Bond Fund, Founders Class Shares for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at www.curassetfunds.com/core-bond-fund . You can also request this information by contacting us at (800) 673-0550 .

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Curasset Capital Management Core Bond Fund - Founders Class Shares	$ 36	0.36%

How did the Fund perform?

For the period of October 1, 2024 to September 30, 2025, the Curasset Capital Management Core Bond Fund, Founders Class Shares returned 2.71%, which underperformed its benchmark, the Bloomberg US Aggregate Bond Index, which returned 2.88% during the same period.

Out-of-benchmark holdings in Agency credit risk transfer securities, high yield corporates, and collateralized loan obligations contributed to relative performance.Exclusion of Agency mortgages and security selection in ABS partially detracted from returns.

Cumulative Performance

(based on a hypothetical $10,000 investment)

Curasset Capital Management Core Bond Fund - Founders Class - $10,379
Bloomberg US Aggregate Bond Index - $9,831
$10,500
$10,250
$10,000
$9,750
$9,500
$9,250
$9,000
$8,750
$8,500
12/1/2021*
9/30/2022
9/30/2023
9/30/2024
9/30/2025

*	Inception

Annual Performance

	1 Year	Average Annual Total Return Since Inception
Curasset Capital Management Core Bond Fund - Founders Class Shares	2.71%	0.98%
Bloomberg US Aggregate Bond Index	2.88%	-0.44%

The Bloomberg US Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, US dollar-denominated, fixed-rate taxable bond market. The index includes treasuries, government-related and corporate securities, MBS, ABS and CMBS.

Visit www.curassetfunds.com/core-bond-fund for more recent performance information.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Curasset Capital Management Core Bond Fund Tailored Shareholder Report

Sector Breakdown

Asset Backed Bonds

Corporate Bonds

Financials
4.69%
Energy
3.89%
Industrials
3.87%
Consumer Discretionary
3.48%
Utilities
1.60%
Consumer Staples
1.09%
Communication Services
1.04%
Information Technology
0.57%
Materials
0.47%

Portfolio Composition

Asset Backed Bonds
39.35%
Treasury Notes
34.59%
Corprorate Bonds
20.70%
Money Market Fund
4.45%
Futures Contracts
0.11%
Preferred Stocks
0.08%

Key Fund Statistics

(as of September 30, 2025)

Fund Net Assets	$281,515,438
Number of Holdings	288
Total Net Advisory Fee	$629,915
Portfolio Turnover Rate	45.38%

For additional information about the Fund; including its summary prospectus, prospectus, financial information, holdings and proxy information, visit www.curassetfunds.com/core-bond-fund.

What did the Fund invest in?

(% of Net Assets as of September 30, 2025)

Curasset Capital Management Core Bond Fund Tailored Shareholder Report

annual Shareholder Report September 30, 2025 Curasset Capital Management Core Bond Fund Institutional Class Shares Ticker: CMBIX

This annual shareholder report contains important information about the Curasset Capital Management Core Bond Fund, Institutional Class Shares for the period of July 14, 2025 (inception) to September 30, 2025. You can find additional information about the Fund at www.curassetfunds.com/core-bond-fund . You can also request this information by contacting us at (800) 673-0550 .

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Curasset Capital Management Core Bond Fund - Institutional Class Shares	$ 11 ¹	0.51%²
¹	Costs are for the period of July 14, 2025 to September 30, 2025. Costs for a full annual period would be higher.
²	Annualized.

How did the Fund perform?

For the period of July 14, 2025 (inception) to September 30, 2025, the Curasset Capital Management Core Bond Fund, Institutional Class Shares returned 2.23%, which underperformed its benchmark, the Bloomberg US Aggregate Bond Index, which returned 2.90% during the same period.

Out-of-benchmark holdings in Agency credit risk transfer securities, high yield corporates, and collateralized loan obligations contributed to relative performance.Exclusion of Agency mortgages and security selection in ABS partially detracted from returns.

Cumulative Performance

(based on a hypothetical $100,000 investment)

Curasset Capital Management Core Bond Fund - Institutional Class - $102,227
Bloomberg US Aggregate Bond Index - $102,896
$103,000
$102,500
$102,000
$101,500
$101,000
$100,500
$100,000
7/14/2025*
9/30/2025

*	Inception

Annual Performance

Total Return Since Inception
Curasset Capital Management Core Bond Fund - Institutional Class Shares	2.23%
Bloomberg US Aggregate Bond Index	2.90%

The Bloomberg US Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, US dollar-denominated, fixed-rate taxable bond market. The index includes treasuries, government-related and corporate securities, MBS, ABS and CMBS.

Visit www.curassetfunds.com/core-bond-fund for more recent performance information.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Curasset Capital Management Core Bond Fund Tailored Shareholder Report

Sector Breakdown

Asset Backed Bonds

Corporate Bonds

Portfolio Composition

Key Fund Statistics

(as of September 30, 2025)

Fund Net Assets	$281,515,438
Number of Holdings	288
Total Net Advisory Fee	$629,915
Portfolio Turnover Rate	45.38%

For additional information about the Fund; including its summary prospectus, prospectus, financial information, holdings and proxy information, visit www.curassetfunds.com/core-bond-fund.

What did the Fund invest in?

(% of Net Assets as of September 30, 2025)

Curasset Capital Management Limited Term Income Fund Tailored Shareholder Report

annual Shareholder Report September 30, 2025 Curasset Capital Management Limited Term Income Fund Founders Class Shares Ticker: CMIFX

This annual shareholder report contains important information about the Curasset Capital Management Limited Term Income Fund, Founders Class Shares for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at www.curassetfunds.com/limited-term-income . You can also request this information by contacting us at (800) 673-0550 .

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Curasset Capital Management Limited Term Income Fund - Founders Class Shares	$ 45	0.44%

How did the Fund perform?

For the period of October 1, 2024 to September 30, 2025, the Curasset Capital Management Limited Term Income Fund, Founders Class Shares, returned 4.47%. This performance exceeded that of its broad-based benchmark, the Bloomberg US Aggregate Bond Index, which returned 2.88%, but trailed its secondary index, the Bloomberg US 1–3 Year Bond Index, which returned 4.71%, over the same period.

Out-of-benchmark holdings in Agency credit risk transfer securities, high yield corporates, and collateralized loan obligations contributed to relative performance.Security selection in ABS partially detracted from returns.

Cumulative Performance

(based on a hypothetical $10,000 investment)

Curasset Capital Management Limited Term Income Fund - Founders Class - $11,303
Bloomberg US Aggregate Bond Index - $9,831
Bloomberg US 1-3 Yr Bond Index - $11,176
$11,500
$11,000
$10,500
$10,000
$9,500
$9,000
$8,500
12/1/2021*
9/30/2022
9/30/2023
9/30/2024
9/30/2025

*	Inception

Annual Performance

	1 Year	Average Annual Total Return Since Inception
Curasset Capital Management Limited Term Income Fund - Founders Class Shares	4.47%	3.25%
Bloomberg US Aggregate Bond Index	2.88%	-0.44%
Bloomberg US 1-3 Yr Bond Index	4.71%	2.94%

The Bloomberg US Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, US dollar-denominated, fixed-rate taxable bond market. The index includes treasuries, government-related and corporate securities, MBS, ABS and CMBS.

The Bloomberg US 1–3 Year Bond Index measures the performance of investment-grade, U.S. dollar-denominated, fixed-rate, taxable corporate and government-related debt with maturities of at least one year and less than three years.

Visit www.curassetfunds.com/limited-term-income
for more recent performance information.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Curasset Capital Management Limited Term Income Fund Tailored Shareholder Report

Sector Breakdown

Asset Backed Bonds

Corporate Bonds

Financials
3.28%
Energy
2.44%
Consumer Discretionary
1.25%
Industrials
0.88%
Materials
0.62%
Information Technology
0.31%
Utilities
0.29%
Consumer Staples
0.09%
Communication Services
0.08%

Portfolio Composition

Asset Backed Bonds
43.53%
Treasury Notes
41.49%
Corprorate Bonds
9.24%
Money Market Fund
5.08%
Futures Contracts
0.09%
Preferred Stocks
0.08%

Key Fund Statistics

(as of September 30, 2025)

Fund Net Assets	$356,345,082
Number of Holdings	282
Total Net Advisory Fee	$1,065,000
Portfolio Turnover Rate	48.56%

For additional information about the Fund; including its summary prospectus, prospectus, financial information, holdings and proxy information, visit www.curassetfunds.com/limited-term-income.

What did the Fund invest in?

(% of Net Assets as of September 30, 2025)

ITEM 1. (b). Not applicable.

ITEM 2.	CODE OF ETHICS.

(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

(e) Not applicable.

(f) The code of ethics is attached hereto as exhibit 19(a)(1).

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant does not have an audit committee financial expert serving on its audit committee.

(a)(2) Not applicable.

(a)(3) At this time, the registrant believes that the collective experience provided by the members of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $32,600 for 2025 and $32,600 for 2024.

(b) Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for 2025 and $0 for 2024.

(c) Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $6,400 for 2025 and $6,400 for 2024. The nature of the services comprising these fees include preparation of excise filings and income tax returns and assistance with calculation of required income, capital gain and excise distributions.

(d) All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are and $0 for 2025 and $0 for 2024.

(e)(1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pursuant to its charter, the registrant’s Audit Committee must pre-approve all audit and non-audit services to be provided to the registrant.  The Audit Committee also pre-approves any non-audit services provided by the registrant’s principal accountant to the adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

(e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b)	NA

(c)	0%

(d)	NA

(f) The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was zero percent (0%).

(g) The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2025 and $0 for 2024.

(h) Not applicable.

(i) Not applicable.

(j) Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	INVESTMENTS.

(a)	The Registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this Form.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Curasset Capital Management, LLC

Curasset Capital Management
Core Bond Fund

Curasset Capital Management
Limited Term Income Fund

FINANCIAL STATEMENTS

AND OTHER INFORMATION

Year Ended September 30, 2025

FINANCIAL STATEMENTS | September 30, 2025

CURASSET CAPITAL MANAGEMENT CORE BOND FUND

Schedule of InvestmentsSeptember 30, 2025

See Notes to Financial Statements

		Shares	Value
0.08%	PREFERRED STOCKS

	Eagle Point Income Company, Inc.	9,100	$227,500

0.08%	TOTAL PREFERRED STOCKS		227,500
	(Cost: $224,883)

		Principal	Value
39.35%	ASSET BACKED BONDS

8.60%	AUTOMOTIVE
	Amer. Credit Accept. Receivables Trust 06/13/2028 4.850% 144A	$177,862	$177,929
	Arivo Acceptance Auto Loan Receivables Trust 02/15/2029 7.700% 144A	675,000	696,896
	Arivo Acceptance Auto Loan Receivables Trust 03/15/2029 9.840% 144A	500,000	523,403
	Arivo Acceptance Auto Loan Receivables Trust 05/15/2028 3.930% 144A	9,851	9,850
	Avid Automobile Receivables Trust 12/15/2027 7.350% 144A	523,978	525,870
	Avis Budget Rental Car Funding AESOP LLC 08/20/2029 5.870% 144A	110,000	111,805
	Avis Budget Rental Car Funding AESOP LLC 08/20/2031 6.240%^ 144A	100,000	103,380
	(CME Term SOFR 3 Month +5.490%)
	Bridgecrest Lending Auto Securitization Trust 10/16/2028 5.370%	1,350,000	1,357,665
	Carmax Auto Owner Trust 04/16/2029 8.080%	1,000,000	1,041,070
	Carvana Auto Receivables Trust 01/10/2031 4.740%	450,000	449,246
	Carvana Auto Receivables Trust 12/11/2028 4.130% 144A	370,254	367,225
	Carvana Auto Receivables Trust 03/10/2028 2.900% 144A	39,348	38,516
	Carvana Auto Receivables Trust 03/10/2028 1.070%	71,747	69,944
	Carvana Auto Receivables Trust 03/10/2028 0.970%	76,783	75,612
	Carvana Auto Receivables Trust 04/10/2028 5.080%	2,000,000	2,019,193

FINANCIAL STATEMENTS | September 30, 2025

CURASSET CAPITAL MANAGEMENT CORE BOND FUND

Schedule of Investments - continuedSeptember 30, 2025

See Notes to Financial Statements

	Principal	Value
CPS Auto Trust 10/15/2029 7.140% 144A	$900,000	$913,331
CPS Auto Trust 11/15/2030 10.720% 144A	300,000	329,907
CPS Auto Trust 08/15/2028 5.190% 144A	1,800,000	1,802,817
DT Auto Owner Trust 12/15/2027 3.400%^ 144A	319,857	318,744
((CME Term SOFR 3 Month + 0.262%) + 1.600%)
DT Auto Owner Trust 05/17/2027 1.310% 144A	351,924	348,615
DT Auto Owner Trust 09/15/2028 2.650%^ 144A	450,000	446,128
((CME Term SOFR 3 Month + 0.262%) + 1.800%)
Exeter Automobile Receivables Trust 10/15/2029 6.340% 144A	787,500	772,205
Exeter Automobile Receivables Trust 04/15/2027 1.400%	548,164	542,907
Exeter Automobile Receivables Trust 06/15/2027 1.550%	516,867	510,722
Exeter Automobile Receivables Trust 06/15/2028 3.020%	681,075	677,155
Exeter Automobile Receivables Trust 07/17/2028 4.560%	437,208	437,240
First Investors Auto Owner Trust 06/15/2029 5.410% 144A	500,000	495,708
Flagship Credit Auto Trust 09/15/2027 1.460% 144A	145,262	144,564
Flagship Credit Auto Trust 07/16/2029 5.640% 144A	1,350,000	1,361,702
Foursight Cap. Automobile Rec’ls Trust 05/15/2028 3.070% 144A	400,000	399,584
GLS Auto Receivables Issuer Trust 10/15/2027 3.510% 144A	168,572	168,048
GLS Auto Receivables Trust 04/17/2028 6.150%^ 144A	1,365,565	1,375,772
(US Treasury Yield Curve Rate Constant Maturity 5 Year +3.868%)
GLS Auto Receivables Trust 07/15/2027 4.310% 144A	214,552	214,543
Lad Auto Receivables Trust 04/15/2030 6.850% 144A	484,000	489,520
Lendbuzz Securitization Trust 12/15/2028 7.500% 144A	178,788	182,045

FINANCIAL STATEMENTS | September 30, 2025

CURASSET CAPITAL MANAGEMENT CORE BOND FUND

Schedule of Investments - continuedSeptember 30, 2025

See Notes to Financial Statements

		Principal	Value
	Lendbuzz Securitization Trust 05/15/2029 5.990% 144A	$251,206	$252,810
	Lendbuzz Securitization Trust 05/15/2030 5.180% 144A	900,000	902,481
	Lendbuzz Securitization Trust 07/15/2026 4.759% 144A	295,261	295,319
	Prestige Auto Receivables Trust 02/15/2028 1.530% 144A	48,020	47,934
	Research-Driven Pagaya 03/25/2032 7.540% 144A	101,379	101,813
	Switch ABS Issuer LLC 06/25/2054 6.200% 144A	450,000	455,547
	Tricolor Auto Securitization Trust 01/16/2029 5.120% 144A	819,812	590,776
	Tricolor Auto Securitization Trust 02/15/2028 6.570% 144A	360,000	283,303
	Tricolor Auto Securitization Trust 06/15/2028 13.450% 144A	400,000	204,070
	United Auto Credit Securitization Trust 11/10/2028 5.000% 144A	377,348	376,193
	United Auto Credit Securitization Trust 04/10/2029 10.000% 144A	400,000	181,368
	Veros Auto Receivables Trust 11/15/2028 8.320% 144A	819,000	840,483
	Westlake Automobile Receivable 03/15/2027 3.490% 144A	137,596	137,395
			24,168,353

24.36%	MORTGAGE
	Brean Asset Backed Securities Trust 01/25/2065 5.000% 144A	337,500	328,079
	COMM Mortgage Trust 09/15/2033 6.623%^ 144A	55,000	16,500
	(ICE LIBOR USD 1 Month + 2.177%)
	Connecticut Avenue Securities Trust 10/25/2041 7.456%^ 144A	900,000	916,981
	(United States 30 Day Average SOFR + 3.100%)
	Connecticut Avenue Securities Trust 02/25/2044 6.156%^ 144A	900,000	907,403
	(United States 30 Day Average SOFR + 1.800%)

FINANCIAL STATEMENTS | September 30, 2025

CURASSET CAPITAL MANAGEMENT CORE BOND FUND

Schedule of Investments - continuedSeptember 30, 2025

See Notes to Financial Statements

	Principal	Value
Connecticut Avenue Securities Trust 03/25/2042 7.856%^ 144A	$2,200,000	$2,269,432
(United States 30 Day Average SOFR + 3.500%)
Connecticut Avenue Securities Trust 05/25/2044 6.006%^ 144A	$900,000	$901,692
(United States 30 Day Average SOFR + 1.650%)
Connecticut Avenue Securities Trust 07/25/2044 6.056%^ 144A	900,000	903,798
(United States 30 Day Average SOFR + 1.700%)
Federal Home Loan Bank 04/20/2029 4.000%^	5,000,000	4,967,015
(Prime - 0.700%)
Federal Home Loan Mortgage Corp. 01/25/2034 6.006%^ 144A	24,703	24,780
(United States 30 Day Average SOFR + 1.650%)
Federal Home Loan Mortgage Corp. 01/25/2042 7.756%^ 144A	100,000	102,309
(United States 30 Day Average SOFR + 3.400%)
Federal Home Loan Mortgage Corp. 01/25/2042 6.856%^ 144A	1,250,000	1,270,450
(United States 30 Day Average SOFR + 2.500%)
Federal Home Loan Mortgage Corp. 01/25/2051 6.156%^ 144A	388,610	390,015
(United States 30 Day Average SOFR + 1.800%)
Federal Home Loan Mortgage Corp. 10/25/2041 5.856%^ 144A	855,976	858,253
(United States 30 Day Average SOFR + 1.500%)
Federal Home Loan Mortgage Corp. 11/25/2041 6.156%^ 144A	477,000	481,026
(United States 30 Day Average SOFR + 1.800%)
Federal Home Loan Mortgage Corp. 11/25/2043 6.206%^ 144A	2,074,406	2,097,936
(United States 30 Day Average SOFR + 1.850%)

FINANCIAL STATEMENTS | September 30, 2025

CURASSET CAPITAL MANAGEMENT CORE BOND FUND

Schedule of Investments - continuedSeptember 30, 2025

See Notes to Financial Statements

	Principal	Value
Federal Home Loan Mortgage Corp. 11/25/2043 7.706%^ 144A	$1,800,000	$1,898,647
(United States 30 Day Average SOFR + 3.350%)
Federal Home Loan Mortgage Corp. 12/25/2041 11.356%^ 144A	1,400,000	1,473,357
(United States 30 Day Average SOFR + 7.000%)
Federal Home Loan Mortgage Corp. 02/25/2042 6.756%^ 144A	1,400,000	1,425,133
(United States 30 Day Average SOFR + 2.400%)
Federal Home Loan Mortgage Corp. 03/25/2042 7.856%^ 144A	500,000	515,615
(United States 30 Day Average SOFR + 3.500%)
Federal Home Loan Mortgage Corp. 03/25/2042 9.606%^ 144A	250,000	263,417
(United States 30 Day Average SOFR + 5.250%)
Federal Home Loan Mortgage Corp. 03/25/2043 6.448%^ 144A	604,170	612,724
(United States 30 Day Average SOFR + 2.100%)
Federal Home Loan Mortgage Corp. 03/25/2052 9.356%^ 144A	900,000	968,346
(United States 30 Day Average SOFR + 5.000%)
Federal Home Loan Mortgage Corp. 04/25/2042 7.256%^ 144A	586,000	602,848
((CME Term SOFR 3 Month + 0.262%) + 1.800%)
Federal Home Loan Mortgage Corp. 04/25/2043 6.448%^ 144A	848,865	860,515
(United States 30 Day Average SOFR + 2.100%)
Federal Home Loan Mortgage Corp. 04/25/2043 7.598%^ 144A	1,200,000	1,255,993
(United States 30 Day Average SOFR + 3.250%)
Federal Home Loan Mortgage Corp. 05/15/2027 3.000%	386,525	6,154

FINANCIAL STATEMENTS | September 30, 2025

CURASSET CAPITAL MANAGEMENT CORE BOND FUND

Schedule of Investments - continuedSeptember 30, 2025

See Notes to Financial Statements

	Principal	Value
Federal Home Loan Mortgage Corp. 05/25/2042 6.556%^ 144A	$911,217	$920,569
(United States 30 Day Average SOFR + 2.200%)
Federal Home Loan Mortgage Corp. 05/25/2042 7.706%^ 144A	1,800,000	1,868,058
(United States 30 Day Average SOFR + 3.350%)
Federal Home Loan Mortgage Corp. 05/25/2043 6.356%^ 144A	367,442	370,429
(United States 30 Day Average SOFR + 2.000%)
Federal Home Loan Mortgage Corp. 05/25/2043 7.856%^ 144A	900,000	948,950
(United States 30 Day Average SOFR + 3.500%)
Federal Home Loan Mortgage Corp. 05/25/2044 6.056%^ 144A	900,000	904,356
(United States 30 Day Average SOFR + 1.700%)
Federal Home Loan Mortgage Corp. 05/25/2045 5.556%^ 144A	708,069	709,011
(United States 30 Day Average SOFR + 1.200%)
Federal Home Loan Mortgage Corp. 06/25/2042 11.106%^ 144A	1,000,000	1,089,886
(United States 30 Day Average SOFR + 6.750%)
Federal Home Loan Mortgage Corp. 06/25/2043 6.356%^ 144A	643,089	645,945
(United States 30 Day Average SOFR + 2.000%)
Federal Home Loan Mortgage Corp. 06/25/2043 7.706%^ 144A	2,250,000	2,334,704
(United States 30 Day Average SOFR + 3.350%)
Federal Home Loan Mortgage Corp. 08/25/2044 6.156%^ 144A	1,280,000	1,286,003
(United States 30 Day Average SOFR + 1.800%)
Federal Home Loan Mortgage Corp. 09/25/2042 6.506% 144A	251,467	252,883

FINANCIAL STATEMENTS | September 30, 2025

CURASSET CAPITAL MANAGEMENT CORE BOND FUND

Schedule of Investments - continuedSeptember 30, 2025

See Notes to Financial Statements

	Principal	Value
Federal Home Loan Mortgage Corp. 09/25/2042 8.056%^ 144A	$2,000,000	$2,101,880
(United States 30 Day Average SOFR + 3.700%)
Federal Home Loan Mortgage Corporation 01/25/2042 6.206%^ 144A	650,000	656,234
(United States 30 Day Average SOFR + 1.850%)
Federal National Mortgage Assoc. 01/25/2031 8.721%^	534,000	581,655
(CME Term SOFR 3 Month +4.234%)
Federal National Mortgage Assoc. 01/25/2043 6.656%^ 144A	277,322	282,350
(United States 30 Day Average SOFR + 2.300%)
Federal National Mortgage Assoc. 10/25/2041 5.906%^ 144A	199,773	200,149
(United States 30 Day Average SOFR + 1.550%)
Federal National Mortgage Assoc. 10/25/2043 5.856%^ 144A	587,142	587,691
(United States 30 Day Average SOFR + 1.500%)
Federal National Mortgage Assoc. 11/25/2046 0.114%	19,506,086	35,813
Federal National Mortgage Assoc. 12/25/2032 2.000%	57,658	54,339
Federal National Mortgage Assoc. 12/25/2041 6.256%^ 144A	250,000	253,478
(United States 30 Day Average SOFR + 1.900%)
Federal National Mortgage Assoc. 12/25/2041 6.006%^ 144A	1,000,000	1,004,530
(United States 30 Day Average SOFR + 1.650%)
Federal National Mortgage Assoc. 12/25/2042 6.756%^ 144A	1,164,020	1,191,044
(United States 30 Day Average SOFR + 2.400%)
Federal National Mortgage Assoc. 02/25/2046 0.164%	13,848,923	43,056
Federal National Mortgage Assoc. 02/25/2047 0.114%	13,606,892	32,779

FINANCIAL STATEMENTS | September 30, 2025

CURASSET CAPITAL MANAGEMENT CORE BOND FUND

Schedule of Investments - continuedSeptember 30, 2025

See Notes to Financial Statements

	Principal	Value
Federal National Mortgage Assoc. 04/25/2042 7.356%^ 144A	$1,000,000	$1,026,746
(United States 30 Day Average SOFR + 3.000%)
Federal National Mortgage Assoc. 04/25/2042 6.256%^ 144A	326,122	326,836
(United States 30 Day Average SOFR + 1.900%)
Federal National Mortgage Assoc. 04/25/2043 6.856%^ 144A	337,563	342,268
(United States 30 Day Average SOFR + 2.500%)
Federal National Mortgage Assoc. 05/25/2042 7.106%^ 144A	431,698	441,782
(United States 30 Day Average SOFR + 2.750%)
Federal National Mortgage Assoc. 06/25/2042 7.306%^ 144A	438,895	450,280
(United States 30 Day Average SOFR + 2.950%)
Federal National Mortgage Assoc. 06/25/2043 6.256%^ 144A	222,599	224,257
(United States 30 Day Average SOFR + 1.900%)
Federal National Mortgage Assoc. 07/25/2042 7.956%^ 144A	2,110,000	2,194,400
(United States 30 Day Average SOFR + 3.600%)
Federal National Mortgage Assoc. 07/25/2042 6.906%^ 144A	972,358	997,202
(United States 30 Day Average SOFR + 2.550%)
Federal National Mortgage Assoc. 07/25/2043 6.056%^ 144A	179,299	179,858
(United States 30 Day Average SOFR + 1.700%)
Federal National Mortgage Assoc. 08/25/2042 3.500%	311,650	44,989
Federal National Mortgage Assoc. 09/25/2042 6.856%^ 144A	218,312	221,381
(United States 30 Day Average SOFR + 2.500%)

FINANCIAL STATEMENTS | September 30, 2025

CURASSET CAPITAL MANAGEMENT CORE BOND FUND

Schedule of Investments - continuedSeptember 30, 2025

See Notes to Financial Statements

	Principal	Value
Federal National Mortgage Association 12/25/2041 7.506%^ 144A	$1,600,000	$1,638,496
(United States 30 Day Average SOFR + 3.150%)
Federal National Mortgage Association 02/25/2037 1.500%	7,583,750	405,185
Federal National Mortgage Association 04/25/2043 8.256%^ 144A	1,900,000	2,009,204
(United States 30 Day Average SOFR + 3.900%)
Federal National Mortgage Association 06/25/2042 9.006%^ 144A	850,000	899,076
(United States 30 Day Average SOFR + 4.650%)
Greensky Home Improvement Issuer Trust 06/25/2060 4.930% 144A	224,495	225,346
Government National Mortgage Assoc. 10/20/2052 5.000%	785,357	790,610
Government National Mortgage Assoc. 11/20/2051 3.000%	7,449,168	1,294,926
GS Mortgage-Backed Securities Trust 10/25/2055 5.906%^ 144A	215,720	216,327
(United States 30 Day Average SOFR + 1.550%)
ICG US CLO Ltd. 01/15/2031 6.379%^	470,000	471,786
(ICE LIBOR USD 3 Month + 1.800%)
Ocwen Loan Invest Trust 02/25/2037 3.000% 144A	149,911	147,799
Provident Funding Mortgage Trust 04/25/2051 2.500% 144A	742,200	616,102
Saluda Grace Alternative Mortgage 02/25/2030 7.500% 144A	450,000	454,310
Saluda Grace Alternative Mortgage 04/25/2030 7.762% 144A	240,000	242,860
Sequoia Mortgage Trust 04/25/2050 3.000% 144A	72,682	71,669
Velocity Commercial Capital 11/25/2053 7.670% 144A	109,300	111,476
Washington Mutual Mortgage Pass-Through Certificate 10/25/2045 4.992%^	340,540	334,625
(ICE LIBOR USD 1 Month + 0.360%)
Winston Salem, NC Limited Obligation 01/20/2046 3.785% 144A	114,112	109,582

FINANCIAL STATEMENTS | September 30, 2025

CURASSET CAPITAL MANAGEMENT CORE BOND FUND

Schedule of Investments - continuedSeptember 30, 2025

See Notes to Financial Statements

		Principal	Value
	X-Caliber Funding LLC 11/01/2024 7.540%^ 144A	$459,016	$457,887
	(CME Term SOFR 1 Month + 3.250%)
	X-Caliber Funding LLC 09/15/2028 12.000%^ 144A	450,000	453,000
	((CME Term SOFR 1 Month + 0.114%) + 0.720%)
	Brean Asset Backed Securities Trust 07/25/2065 4.500% 144A	475,251	410,395
	Federal Home Loan Mortgage Corp. 10/25/2044 5.806%^ 144A	900,000	900,275
	(United States 30 Day Average SOFR + 1.450%)
	Federal Home Loan Mortgage Corp. 02/25/2045 5.506%^ 144A	792,626	792,624
	(United States 30 Day Average SOFR + 1.150%)
	Federal Home Loan Mortgage Corp. 08/25/2044 5.606%^ 144A	1,192,500	1,198,462
	(United States 30 Day Average SOFR + 1.250%)
	Federal National Mortgage Association 01/25/2044 6.156%^ 144A	900,000	907,344
	(United States 30 Day Average SOFR + 1.800%)
	Federal National Mortgage Association 12/25/2041 10.356%^ 144A	900,000	939,911
	(United States 30 Day Average SOFR + 6.000%)
	Federal National Mortgage Association 03/25/2045 6.606%^ 144A	900,000	914,625
	(United States 30 Day Average SOFR + 2.250%)
	Federal National Mortgage Association 07/25/2045 5.956%^ 144A	450,000	451,572
	(United States 30 Day Average SOFR + 1.600%)
			68,589,683
6.39%	OTHER
	Allegro CLO Ltd. 01/19/2033 6.225%^ 144A	470,000	470,893
	(CME Term SOFR 3 Month + 1.900%)
	Aqua Finance Trust 07/17/2046 1.900% 144A	148,333	140,321

FINANCIAL STATEMENTS | September 30, 2025

CURASSET CAPITAL MANAGEMENT CORE BOND FUND

Schedule of Investments - continuedSeptember 30, 2025

See Notes to Financial Statements

	Principal	Value
Atlas Senior Loan Fund 04/22/2031 6.194%^ 144A	$516,000	$517,548
(ICE LIBOR USD 3 Month + 1.600%)
Benefit Street Partners CLO Ltd. 07/15/2037 5.498%^ 144A	752,000	750,571
(CME Term SOFR 3 Month + 1.180%)
Bluemountain CLO 10/20/2030 6.187%^ 144A	480,000	482,976
((CME Term SOFR 3 Month + 0.262%) + 1.870%)
Brean Asset Backed Securities Trust 05/25/2065 4.750% 144A	268,311	205,765
CoreVest American Finance Trust 10/15/2054 2.911% 144A	960,000	908,563
Crossroads Asset Trust 06/22/2026 4.730% 144A	341,156	341,295
Crossroads Asset Trust 08/20/2032 8.320% 144A	225,000	227,717
Crossroads Asset Trusts 08/20/2030 5.900% 144A	154,099	156,150
Golub Capital Partners Static Ltd. 04/25/2034 6.227%^ 144A	900,000	901,980
(CME Term SOFR 3 Month + 1.900%)
Halcyon Loan Advisors Funding 07/21/2031 6.387%^ 144A	467,000	469,942
(ICE LIBOR USD 3 Month + 1.800%)
Harvest SBA Loan Trust 06/25/2047 6.550%^ 144A	242,050	242,050
(ICE LIBOR USD 1 Month + 2.150%)
NGC Ltd. 04/20/2038 5.480%^ 144A	880,000	879,824
(CME Term SOFR 3 Month + 1.200%)
Pagaya AI Debt Selection Trust 07/15/2031 8.798% 144A	264,609	266,396
PEAC Solutions Receivables LLC 10/20/2031 4.650% 144A	450,000	452,761
Polus Capital Management 10/20/2037 5.575%^ 144A	805,263	805,585
(CME Term SOFR 3 Month + 1.250%)
Saratoga Investment Corp. 04/20/2033 6.387%^ 144A	450,000	456,120
((CME Term SOFR 3 Month + 0.261%) + 1.700%)

FINANCIAL STATEMENTS | September 30, 2025

CURASSET CAPITAL MANAGEMENT CORE BOND FUND

Schedule of Investments - continuedSeptember 30, 2025

See Notes to Financial Statements

		Principal	Value
	SCF Equipment Trust LLC 11/20/2031 3.790% 144A	$500,000	$496,777
	Shackleton 2017-XI CLO Ltd. 08/15/2030 6.623%^ 144A	888,000	896,170
	(ICE LIBOR USD 3 Month + 2.150%)
	SoFi Consumer Loan Program Trust 06/25/2034 4.820% 144A	358,861	360,735
	Sotheby’s Artfi Master Trust 12/22/2031 5.503%^ 144A	480,000	480,232
	(CME Term SOFR 3 Month + 1.500%)
	Sound Point CLO V-R Ltd. 07/18/2031 6.341%^ 144A	470,000	474,653
	(ICE LIBOR USD 3 Month + 1.750%)
	Space Coast Credit Union 11/15/2028 4.670% 144A	450,000	451,532
	Trinity Rail Leasing LP 10/18/2049 2.390% 144A	62,551	61,929
	Upstart Securitization Trust 06/20/2033 7.920% 144A	320,440	323,300
	Venture CDO Ltd. 10/20/2034 5.775%^ 144A	440,000	436,260
	(CME Term SOFR 3 Month + 1.450%)
	Venture CDO Ltd. 07/15/2032 6.449%^ 144A	900,000	910,620
	(ICE LIBOR USD 3 Month + 1.870%)
	Voya CLO Ltd. 10/15/2037 5.518%^ 144A	1,125,000	1,124,438
	(CME Term SOFR 3 Month + 1.200%)
	Voya CLO Ltd. 10/18/2031 6.290%^ 144A	737,436	743,630
	(ICE LIBOR USD 3 Month + 1.700%)
	Zais CLO 11 Ltd. 01/20/2032 6.115%^ 144A	470,000	472,585
	(CME Term SOFR 3 Month + 1.790%)
	Zais CLO 15 Ltd. 07/28/2037 5.564%^ 144A	1,600,000	1,598,560
	(CME Term SOFR 3 Month + 1.250%)
	Zais Matrix CDO I 04/15/2032 6.318%^ 144A	480,000	484,608
	((CME Term SOFR 3 Month + 0.262%) + 2.150%)
			17,992,486

39.35%	TOTAL ASSET BACKED BONDS		110,750,522
	(Cost: $111,628,142)

FINANCIAL STATEMENTS | September 30, 2025

CURASSET CAPITAL MANAGEMENT CORE BOND FUND

Schedule of Investments - continuedSeptember 30, 2025

See Notes to Financial Statements

		Principal	Value

20.70%	CORPORATE BONDS

1.04%	Communication Services:
	AT&T Mobility II LLC 03/01/2031 8.750%	$500,000	$593,589
	Bellsouth Telecommunications 06/01/2028 6.375%	500,000	523,272
	CCO Holdings Capital Corp. 06/01/2029 5.375% 144A	225,000	223,500
	Charter Communications Operating LLC 02/01/2034 6.650%	1,000,000	1,068,597
	Ciena Corp. 01/31/2030 4.000% 144A	100,000	95,371
	Corning, Inc. 03/15/2037 4.700%	200,000	195,461
	Factset Research Systems 03/01/2027 2.900%	250,000	245,426
			2,945,216

3.48%	Consumer Discretionary:
	AutoNation, Inc. 03/01/2032 3.850%	1,000,000	936,907
	AutoNation, Inc. 08/01/2031 2.400%	1,000,000	873,159
	BorgWarner, Inc. 02/15/2029 7.125%	400,000	434,298
	Ford Holdings LLC 03/01/2030 9.300%	810,000	927,589
	General Motors Financial Co. 01/12/2032 3.100%	1,000,000	900,930
	General Motors Financial Co. 01/08/2031 2.350%	250,000	221,488
	Hasbro, Inc. 07/15/2028 6.600%	700,000	742,543
	Las Vegas Sands Corp. 08/08/2029 3.900%	500,000	483,669
	Lear Corp. 05/30/2030 3.500%	1,000,000	956,252
	Lowe’s Companies, Inc. 04/01/2052 4.250%	500,000	403,733
	MDC Holdings, Inc. 01/15/2030 3.850%	1,000,000	960,499
	Nissan Motor Co. 09/17/2030 4.810% 144A	1,000,000	942,085
	Toll Bros Finance Corp. 03/15/2027 4.875%	1,000,000	1,007,298
			9,790,450
1.09%	Consumer Staples:
	AMN Healthcare, Inc. 10/01/2027 4.625%^ 144A	90,000	89,964
	((CME Term SOFR 1 Month + 0.046%) + 2.277%)

FINANCIAL STATEMENTS | September 30, 2025

CURASSET CAPITAL MANAGEMENT CORE BOND FUND

Schedule of Investments - continuedSeptember 30, 2025

See Notes to Financial Statements

		Principal	Value
	Constellation Brands, Inc. 05/01/2030 2.875%	$1,000,000	$935,649
	PRA Health Sciences, Inc. 07/15/2026 2.875%^ 144A	90,000	88,758
	((CME Term SOFR 1 Month + 0.046%) + 2.427%)
	Quanta Services, Inc. 10/01/2030 2.900%	1,000,000	933,545
	Smithfield Foods, Inc. 10/15/2030 3.000% 144A	1,000,000	913,620
	Teva Pharmaceutical Industries Ltd. 05/09/2027 4.750%	100,000	99,860
			3,061,396
3.89%	Energy:
	Alliance Resource Operating Partnership 06/15/2029 8.625% 144A	450,000	476,342
	APA Corporation 12/15/2029 7.750%	133,000	143,922
	Enbridge Energy LP 10/01/2028 7.125%	500,000	537,327
	Energen Corp. 02/15/2028 7.125%^	475,000	498,180
	((CME Term SOFR 3 Month + 0.262%) + 1.750%)
	Energy Transfer LP Perpetual 6.625%	400,000	399,234
	EQT Corporation 04/01/2029 6.375%	880,000	912,548
	Helmerich & Payne, Inc. 12/01/2029 4.850%	900,000	896,207
	HF Sinclair Corp. 02/01/2028 5.000%	400,000	400,852
	MPLX LP 02/15/2031 4.800%	450,000	452,716
	Occidental Petroleum Corp. 03/15/2029 7.200%	1,000,000	1,079,070
	ONEOK, Inc. 09/01/2029 3.400%^	1,000,000	963,448
	(US Treasury Yield Curve Rate Constant Maturity 5 Year +3.256%)
	Phillips 66 Partners LP 03/01/2028 3.750%	549,000	530,081
	Pioneer Natural Resource 01/15/2028 7.200%	1,000,000	1,063,763
	Plains All American Pipeline LP 09/15/2030 3.800%	250,000	241,012
	Targa Resources Partners LP 03/01/2030 5.500%	500,000	508,590
	TransCanada Pipelines Ltd. 06/15/2029 7.700%	850,000	934,021
	Valero Energy Corp. 12/01/2031 2.800%	1,000,000	907,162
			10,944,475

FINANCIAL STATEMENTS | September 30, 2025

CURASSET CAPITAL MANAGEMENT CORE BOND FUND

Schedule of Investments - continuedSeptember 30, 2025

See Notes to Financial Statements

		Principal	Value
4.69%	Financials:
	Ally Financial, Inc. 11/01/2031 8.000%	$1,000,000	$1,139,970
	Ally Financial, Inc. Perpetual 4.700%	225,000	219,134
	American Express Co. Perpetual 3.550%	500,000	490,443
	ASB Bank Ltd. 10/22/2031 2.375% 144A	2,000,000	1,783,766
	Avolon Holdings Funding Ltd. 11/18/2027 2.528% 144A	1,000,000	961,453
	Banco Santander SA 12/03/2030 2.749%	250,000	226,867
	Banco Santander SA 03/24/2028 4.175%^	200,000	199,701
	(ICE LIBOR USD 3 Month +1.754%)
	Bank of America Corp. Perpetual 4.375%	625,000	614,743
	Barclays plc 05/16/2029 4.972%	250,000	253,720
	BGC Group, Inc. 04/02/2030 6.150% 144A	900,000	922,079
	Charles Schwab Corp. Perpetual 5.000%	500,000	497,658
	Citigroup, Inc. 03/31/2031 4.412%	250,000	249,579
	Crown Castle, Inc. 03/15/2027 2.900%	250,000	245,181
	EPR Properties 04/15/2028 4.950%	360,000	362,785
	Fidelity National Financial, Inc. 06/15/2030 3.400%	1,080,000	1,025,722
	First Citizens Bancshare Perpetual 8.271%	500,000	514,884
	The Goldman Sachs Group, Inc Perpetual 4.125%	500,000	491,670
	Horizon Bancorp 07/01/2030 5.490%	450,000	450,000
	NatWest Group plc 05/18/2029 4.892%	500,000	507,857
	SBL Holdings, Inc. 11/13/2026 5.125% 144A	400,000	403,300
	Transamerica Capital II 12/01/2026 7.650%^ 144A	675,000	687,165
	(ICE LIBOR USD 1 Month + 0.720%)
	Truist Financial Corp. Perpetual 5.100%^	500,000	499,154
	(US Treasury Yield Curve Rate Constant Maturity 5 Year +4.550%)
	Weyerhaeuser Co. 03/09/2033 3.375%	500,000	455,125
			13,201,956

FINANCIAL STATEMENTS | September 30, 2025

CURASSET CAPITAL MANAGEMENT CORE BOND FUND

Schedule of Investments - continuedSeptember 30, 2025

See Notes to Financial Statements

		Principal	Value
3.87%	Industrials:
	Avnet, Inc. 06/01/2032 5.500%	$1,000,000	$1,018,839
	Can-Pack SA/Canpack US LLC 11/15/2029 3.875% 144A	500,000	469,198
	CH Robinson Worldwide, Inc. 04/15/2028 4.200%	1,000,000	1,000,705
	FedEx Corp. 10/17/2048 4.950%^	1,000,000	865,572
	(US Treasury Yield Curve Rate Constant Maturity 1 Year +2.000%)
	Flowserve Corp. 01/15/2032 2.800%	1,000,000	885,348
	Fortune Brands Innovation 03/25/2032 4.000%	500,000	476,403
	Fortune Brands Innovation 03/25/2052 4.500%	500,000	411,132
	Hubbell, Inc. 08/15/2027 3.150%^	600,000	589,219
	(US Treasury Yield Curve Rate Constant Maturity 5 Year +2.854%)
	Masco Corp. 08/15/2032 6.500%	1,000,000	1,097,525
	MasTec, Inc. 08/15/2029 6.625% 144A	450,000	450,000
	Oshkosh Corp. 03/01/2030 3.100%^	1,000,000	943,092
	(ICE LIBOR USD 3 Month +4.155%)
	Owens Corning 06/01/2030 3.875%	1,000,000	977,026
	Timken Co. 12/15/2028 4.500%	500,000	502,243
	Timken Co. 05/08/2028 6.875%	320,000	339,744
	Westrock MWV LLC 02/15/2031 7.950%	750,000	866,905
			10,892,951

0.57%	Information Technology:
	CA, Inc. 03/15/2027 4.700%	600,000	601,724
	MSCI, Inc. 09/01/2030 3.625% 144A	100,000	95,446
	Qorvo, Inc. 04/01/2031 3.375% 144A	987,000	906,838
			1,604,008

0.47%	Materials:
	Albemarle Corp. 06/01/2032 5.050%	500,000	493,634
	Celanese US Holdings LLC 07/15/2032 6.879%	225,000	229,907
	Domtar Corp. 10/01/2028 6.750%^ 144A	100,000	86,193
	(ICE LIBOR USD 1 Month + 2.277%)
	Steel Dynamics, Inc. 12/15/2026 5.000%^	500,000	499,910
	(ICE LIBOR USD 3 Month +3.972%)
			1,309,644

FINANCIAL STATEMENTS | September 30, 2025

CURASSET CAPITAL MANAGEMENT CORE BOND FUND

Schedule of Investments - continuedSeptember 30, 2025

See Notes to Financial Statements

		Principal	Value
1.60%	Utilities:
	Alliant Energy Finance LLC 03/01/2032 3.600% 144A	$1,000,000	$924,974
	Eversource Energy 03/01/2032 3.375%	1,000,000	924,760
	Exelon Corp. 04/01/2032 7.600%	1,000,000	1,157,742
	Sempra Perpetual 4.875%	500,000	499,900
	Southern California Gas Co. 04/01/2054 5.600%	1,000,000	1,003,476
			4,510,852

20.70%	TOTAL CORPORATE BONDS		58,260,948
	(Cost: $59,045,342)

34.59%	TREASURY NOTES
	US Treasury 11/15/2027 4.125%	2,000,000	2,020,390
	US Treasury 01/31/2029 4.000%	4,750,000	4,801,395
	US Treasury 08/31/2029 3.625%	2,350,000	2,344,308
	US Treasury 11/15/2031 1.375%	3,028,000	2,620,876
	US Treasury 02/15/2032 1.875%	4,500,000	3,992,346
	US Treasury 02/29/2032 4.125%	4,100,000	4,155,256
	US Treasury 03/31/2032 4.125%	5,000,000	5,066,405
	US Treasury 11/15/2032 4.125%	4,000,000	4,046,564
	US Treasury 05/15/2033 3.375%	3,000,000	2,881,641
	US Treasury 08/15/2033 3.875%	3,000,000	2,975,157
	US Treasury 11/15/2033 4.500%	2,000,000	2,067,812
	US Treasury 02/15/2034 4.000%	5,030,000	5,016,836
	US Treasury 08/15/2034 3.875%	9,830,000	9,679,483
	US Treasury 02/15/2042 2.375%	15,000,000	11,115,240
	US Treasury 05/15/2042 3.250%	4,000,000	3,360,312
	US Treasury 02/15/2043 3.875%	5,000,000	4,538,085
	US Treasury 05/15/2043 3.875%	5,000,000	4,529,100
	US Treasury 02/15/2044 4.500%^	3,800,000	3,716,727
	((CME Term SOFR 3 Month + 0.262%) + 1.600%)
	US Treasury 08/15/2044 4.125%	745,000	691,511
	US Treasury 08/15/2053 4.125%	5,000,000	4,519,335
	US Treasury 11/15/2053 4.750%	4,000,000	4,006,876
	US Treasury 02/15/2055 2.375%	9,469,318	9,243,683

34.59%	TOTAL TREASURY NOTES		97,389,338
	(Cost: $99,443,964)

FINANCIAL STATEMENTS | September 30, 2025

CURASSET CAPITAL MANAGEMENT CORE BOND FUND

Schedule of Investments - continuedSeptember 30, 2025

See Notes to Financial Statements

		Shares	Value
4.45%	MONEY MARKET FUND
	Federated Government Obligations Fund - Institutional Class 4.01%(A)	12,518,123	$12,518,123
	(Cost: $12,518,123)

99.17%	TOTAL INVESTMENTS		279,146,431
	(Cost: $282,860,454)
0.83%	Other assets, net of liabilities		2,369,007
100.00%	NET ASSETS		$281,515,438

^Rate is determined periodically. Rate shown is the rate as of September 30, 2025.

(A)Effective 7 day yield as of September 30, 2025.

144A Securities are exempt from the registration requirements for resales of restricted securities to qualified institutional buyers. The aggregate amount of these securities is $105,026,887 and is 37.31% of the Fund’s net assets.

ICE LIBOR - Interncontinental Exchange London Interbank Offered Rate.

SOFR - Secured Overnight Financing Rate.

SCHEDULE OF FUTURES CONTRACTS

	Number of Contracts	Descriptions	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
	227	2YR US NOTE	12/31/25	$47,224,994	$47,306,445	$81,451
	518	5YR US NOTE	12/31/25	56,339,037	56,563,172	224,135

0.11%	TOTAL FUTURES CONTRACTS			$103,564,031	$103,869,617	$305,586

FINANCIAL STATEMENTS | September 30, 2025

CURASSET CAPITAL MANAGEMENT LIMITED TERM INCOME FUND

Schedule of InvestmentsSeptember 30, 2025

See Notes to Financial Statements

		Shares	Value
0.08%	PREFERRED STOCKS

	Eagle Point Income Company, Inc.	11,122	$278,050

0.08%	TOTAL PREFERRED STOCKS		278,050
	(Cost: $274,851)

		Principal	Value
43.53%	ASSET BACKED BONDS

8.86%	AUTOMOTIVE
	Amer. Credit Accept. Receivables Trust 06/13/2028 4.850%^ 144A	$217,387	217,469
	(US Treasury Yield Curve Rate Constant Maturity 5 Year +3.597%)
	Arivo Acceptance Auto Loan Receivables Trust 05/15/2028 3.930% 144A	14,777	14,775
	Arivo Acceptance Auto Loan Receivables Trust 01/16/2029 6.900% 144A	219,237	221,497
	Arivo Acceptance Auto Loan Receivables Trust 02/15/2029 7.700% 144A	825,000	851,762
	Avid Automobile Receivables Trust 12/15/2027 7.350% 144A	785,967	788,805
	Avis Budget Rental Car Funding AESOP LLC 08/20/2029 5.870% 144A	140,000	142,298
	Avis Budget Rental Car Funding AESOP LLC 08/20/2031 6.240%^ 144A	100,000	103,380
	(CME Term SOFR 3 Month +5.490%)
	Bridgecrest Lending Auto Securitization Trust 10/16/2028 5.370%	1,650,000	1,659,369
	Carvana Auto Receivables Trust 01/10/2031 4.740%	550,000	549,078
	Carvana Auto Receivables Trust 11/10/2028 5.540%	175,000	178,213
	Carvana Auto Receivables Trust 12/11/2028 4.130% 144A	452,532	448,831
	Carvana Auto Receivables Trust 03/10/2028 0.970%	115,174	113,419
	Carvana Auto Receivables Trust 03/10/2028 1.070%	107,621	104,916
	Carvana Auto Receivables Trust 03/10/2028 2.900% 144A	39,348	38,516

FINANCIAL STATEMENTS | September 30, 2025

CURASSET CAPITAL MANAGEMENT LIMITED TERM INCOME FUND

Schedule of Investments - continuedSeptember 30, 2025

See Notes to Financial Statements

	Principal	Value
Carvana Auto Receivables Trust 09/11/2028 1.240%	$126,171	$122,452
Chesapeake Funding II LLC 10/15/2035 6.160%	65,889	66,826
CPS Auto Trust 10/15/2029 7.140% 144A	1,100,000	1,116,293
CPS Auto Trust 11/15/2030 10.720% 144A	450,000	494,861
CPS Auto Trust 08/15/2028 5.190% 144A	2,200,000	2,203,443
DT Auto Owner Trust 12/15/2027 3.400%^ 144A	346,512	345,306
((CME Term SOFR 3 Month + 0.262%) + 1.600%)
DT Auto Owner Trust 03/15/2029 5.530% 144A	1,000,000	999,897
DT Auto Owner Trust 05/17/2027 1.310% 144A	527,886	522,922
DT Auto Owner Trust 09/15/2028 2.650%^ 144A	550,000	545,267
((CME Term SOFR 3 Month + 0.262%) + 1.800%)
Exeter Automobile Receivables Trust 10/15/2029 6.340%^ 144A	962,500	943,806
(Prime - 0.700%)
Exeter Automobile Receivables Trust 04/15/2027 1.400%	618,142	612,214
Exeter Automobile Receivables Trust 06/15/2027 1.550%	631,726	624,215
Exeter Automobile Receivables Trust 06/15/2028 3.020%	1,021,613	1,015,732
Exeter Automobile Receivables Trust 07/17/2028 4.560%	1,754,481	1,754,609
First Investors Auto Owner Trust 06/15/2029 5.410% 144A	500,000	495,708
Flagship Credit Auto Trust 09/15/2027 1.460% 144A	177,543	176,689
Flagship Credit Auto Trust 09/15/2028 3.160% 144A	1,150,000	1,113,727
Flagship Credit Auto Trust 07/16/2029 5.640% 144A	1,650,000	1,664,302
Foursight Cap. Automobile Rec’ls Trust 05/15/2028 3.070% 144A	600,000	599,377
GLS Auto Receivables Issuer Trust 10/15/2027 3.510% 144A	206,033	205,392
GLS Auto Receivables Issuer Trust 10/15/2027 2.480% 144A	436,992	433,265

FINANCIAL STATEMENTS | September 30, 2025

CURASSET CAPITAL MANAGEMENT LIMITED TERM INCOME FUND

Schedule of Investments - continuedSeptember 30, 2025

See Notes to Financial Statements

	Principal	Value
GLS Auto Receivables Issuer Trust 07/15/2027 1.480%^ 144A	$407,215	$403,630
((CME Term SOFR 3 Month + 0.262%) + 2.150%)
GLS Auto Receivables Trust 04/17/2028 6.150%^ 144A	1,560,646	1,572,310
(US Treasury Yield Curve Rate Constant Maturity 5 Year +3.868%)
GLS Auto Receivables Trust 07/15/2027 4.310% 144A	214,552	214,543
GLS Auto Receivables Trust 05/15/2029 5.640% 144A	500,000	500,564
Lad Auto Receivables Trust 04/15/2030 6.850% 144A	726,000	734,280
Lendbuzz Securitization Trust 12/15/2028 7.500% 144A	268,182	273,067
Lendbuzz Securitization Trust 05/15/2029 5.990% 144A	307,029	308,990
Lendbuzz Securitization Trust 05/15/2030 5.180% 144A	1,100,000	1,103,033
Lendbuzz Securitization Trust 07/15/2026 4.759% 144A	360,644	360,715
Oscar US Funding Trust 04/10/2028 1.000% 144A	121,160	120,328
Prestige Auto Receivables Trust 02/15/2028 1.530% 144A	72,031	71,901
Research-Driven Pagaya 03/25/2032 7.540% 144A	123,908	124,438
Switch ABS Issuer LLC 06/25/2054 6.200% 144A	550,000	556,779
Tricolor Auto Securitization Trust 01/16/2029 5.120% 144A	1,001,992	722,059
Tricolor Auto Securitization Trust 02/15/2028 6.570% 144A	390,000	306,912
Tricolor Auto Securitization Trust 06/15/2028 13.450% 144A	600,000	306,105
United Auto Credit Securitization Trust 11/10/2028 5.000% 144A	493,455	491,944
United Auto Credit Securitization Trust 04/10/2029 10.000% 144A	600,000	272,053
Veros Auto Receivables Trust 11/15/2028 8.320% 144A	1,001,000	1,027,257
Westlake Automobile Receivable 03/15/2027 3.490% 144A	630,028	629,108
		31,588,647

FINANCIAL STATEMENTS | September 30, 2025

CURASSET CAPITAL MANAGEMENT LIMITED TERM INCOME FUND

Schedule of Investments - continuedSeptember 30, 2025

See Notes to Financial Statements

		Principal	Value
27.38%	MORTGAGE
	Angel Oak Mortgage Trust 01/25/2066 0.909%^ 144A	$49,506	$43,206
	(SOFR Rate+0.891620%)
	Brean Asset Backed Securities Trust 01/25/2065 5.000% 144A	412,500	400,986
	Citigroup Mortgage Loan Trust 08/25/2050 2.500% 144A	58,104	50,119
	COMM Mortgage Trust 09/15/2033 6.623%^ 144A	65,000	19,500
	(ICE LIBOR USD 1 Month + 2.177%)
	Connecticut Avenue Securities Trust 10/25/2041 7.456%^ 144A	2,100,000	2,139,623
	(United States 30 Day Average SOFR + 3.100%)
	Connecticut Avenue Securities Trust 02/25/2044 6.156%^ 144A	2,035,000	2,051,738
	(United States 30 Day Average SOFR + 1.800%)
	Connecticut Avenue Securities Trust 03/25/2042 7.856%^ 144A	4,920,000	5,075,275
	(United States 30 Day Average SOFR + 3.500%)
	Connecticut Avenue Securities Trust 03/25/2042 6.356%^ 144A	145,768	147,973
	((United States 30 Day Average SOFR + 0.114%) + 2.800%)
	Connecticut Avenue Securities Trust 05/25/2044 6.006%^ 144A	1,100,000	1,102,068
	(United States 30 Day Average SOFR + 1.650%)
	Connecticut Avenue Securities Trust 07/25/2043 7.056%^ 144A	1,000,000	1,033,256
	(United States 30 Day Average SOFR + 2.700%)
	Connecticut Avenue Securities Trust 07/25/2044 6.056%^ 144A	1,100,000	1,104,642
	(United States 30 Day Average SOFR + 1.700%)
	Credit Suisse Mortgage Trust 04/25/2044 3.804% 144A	513,739	499,218
	Credit Suisse Mortgage Trust 04/25/2044 3.804% 144A	540,881	446,251

FINANCIAL STATEMENTS | September 30, 2025

CURASSET CAPITAL MANAGEMENT LIMITED TERM INCOME FUND

Schedule of Investments - continuedSeptember 30, 2025

See Notes to Financial Statements

	Principal	Value
Federal Home Loan Mortgage Corp. 01/25/2034 6.006%^ 144A	$38,026	$38,144
(United States 30 Day Average SOFR + 1.650%)
Federal Home Loan Mortgage Corp. 01/25/2042 5.356%^ 144A	101,556	101,494
(United States 30 Day Average SOFR + 1.000%)
Federal Home Loan Mortgage Corp. 01/25/2042 6.856%^ 144A	1,350,000	1,372,086
(United States 30 Day Average SOFR + 2.500%)
Federal Home Loan Mortgage Corp. 01/25/2051 6.156%^ 144A	777,221	780,031
(United States 30 Day Average SOFR + 1.800%)
Federal Home Loan Mortgage Corp. 10/25/2041 5.856%^ 144A	992,933	995,574
(United States 30 Day Average SOFR + 1.500%)
Federal Home Loan Mortgage Corp. 10/25/2050 7.156%^ 144A	8,902	8,927
(United States 30 Day Average SOFR + 2.800%)
Federal Home Loan Mortgage Corp. 11/25/2041 6.156%^ 144A	1,221,685	1,231,996
(United States 30 Day Average SOFR + 1.800%)
Federal Home Loan Mortgage Corp. 11/25/2043 6.206%^ 144A	3,147,068	3,182,766
(United States 30 Day Average SOFR + 1.850%)
Federal Home Loan Mortgage Corp. 11/25/2043 6.206%^ 144A	517,714	520,776
(United States 30 Day Average SOFR + 1.850%)
Federal Home Loan Mortgage Corp. 11/25/2043 7.706%^ 144A	2,200,000	2,320,569
(United States 30 Day Average SOFR + 3.350%)
Federal Home Loan Mortgage Corp. 12/25/2041 11.356%^ 144A	1,600,000	1,683,837
(United States 30 Day Average SOFR + 7.000%)

FINANCIAL STATEMENTS | September 30, 2025

CURASSET CAPITAL MANAGEMENT LIMITED TERM INCOME FUND

Schedule of Investments - continuedSeptember 30, 2025

See Notes to Financial Statements

	Principal	Value
Federal Home Loan Mortgage Corp. 12/25/2050 6.356%^ 144A	$410,606	$415,124
(United States 30 Day Average SOFR + 2.000%)
Federal Home Loan Mortgage Corp. 02/25/2042 5.656%^ 144A	115,245	115,244
(United States 30 Day Average SOFR + 1.300%)
Federal Home Loan Mortgage Corp. 02/25/2042 6.756%^ 144A	2,600,000	2,646,675
(United States 30 Day Average SOFR + 2.400%)
Federal Home Loan Mortgage Corp. 03/25/2042 9.606%^ 144A	250,000	263,416
(United States 30 Day Average SOFR + 5.250%)
Federal Home Loan Mortgage Corp. 03/25/2043 6.448%^ 144A	631,633	640,575
(United States 30 Day Average SOFR + 2.100%)
Federal Home Loan Mortgage Corp. 03/25/2044 5.606%^ 144A	188,116	188,296
(United States 30 Day Average SOFR + 1.250%)
Federal Home Loan Mortgage Corp. 03/25/2052 9.356%^ 144A	1,165,415	1,253,917
(United States 30 Day Average SOFR + 5.000%)
Federal Home Loan Mortgage Corp. 04/25/2043 6.448%^ 144A	1,003,797	1,017,574
(United States 30 Day Average SOFR + 2.100%)
Federal Home Loan Mortgage Corp. 04/25/2043 7.598%^ 144A	1,545,000	1,617,091
(United States 30 Day Average SOFR + 3.250%)
Federal Home Loan Mortgage Corp. 05/15/2027 3.000%	424,417	6,758
Federal Home Loan Mortgage Corp. 05/25/2042 6.556%^ 144A	1,113,710	1,125,140
(United States 30 Day Average SOFR + 2.200%)

FINANCIAL STATEMENTS | September 30, 2025

CURASSET CAPITAL MANAGEMENT LIMITED TERM INCOME FUND

Schedule of Investments - continuedSeptember 30, 2025

See Notes to Financial Statements

	Principal	Value
Federal Home Loan Mortgage Corp. 05/25/2042 7.706%^ 144A	$2,870,000	$2,978,515
(United States 30 Day Average SOFR + 3.350%)
Federal Home Loan Mortgage Corp. 05/25/2043 6.356%^ 144A	1,010,465	1,018,680
(United States 30 Day Average SOFR + 2.000%)
Federal Home Loan Mortgage Corp. 05/25/2043 7.856%^ 144A	1,100,000	1,159,828
(United States 30 Day Average SOFR + 3.500%)
Federal Home Loan Mortgage Corp. 05/25/2044 5.556%^ 144A	601,083	601,083
(United States 30 Day Average SOFR + 1.200%)
Federal Home Loan Mortgage Corp. 05/25/2044 6.056%^ 144A	1,100,000	1,105,324
(United States 30 Day Average SOFR + 1.700%)
Federal Home Loan Mortgage Corp. 05/25/2045 5.556%^ 144A	865,417	866,569
(United States 30 Day Average SOFR + 1.200%)
Federal Home Loan Mortgage Corp. 06/25/2042 7.306%^ 144A	25,830	26,345
(United States 30 Day Average SOFR + 2.950%)
Federal Home Loan Mortgage Corp. 06/25/2043 6.356%^ 144A	837,111	840,829
(United States 30 Day Average SOFR + 2.000%)
Federal Home Loan Mortgage Corp. 06/25/2043 7.706%^ 144A	2,750,000	2,853,527
(United States 30 Day Average SOFR + 3.350%)
Federal Home Loan Mortgage Corp. 08/25/2044 6.156%^ 144A	1,520,000	1,527,129
(United States 30 Day Average SOFR + 1.800%)
Federal Home Loan Mortgage Corp. 09/25/2042 6.506% 144A	251,467	252,883

FINANCIAL STATEMENTS | September 30, 2025

CURASSET CAPITAL MANAGEMENT LIMITED TERM INCOME FUND

Schedule of Investments - continuedSeptember 30, 2025

See Notes to Financial Statements

	Principal	Value
Federal Home Loan Mortgage Corp. 09/25/2042 8.056%^ 144A	$2,671,000	$2,807,061
(United States 30 Day Average SOFR + 3.700%)
Federal Home Loan Mortgage Corporation 01/25/2042 6.206%^ 144A	720,000	726,906
(United States 30 Day Average SOFR + 1.850%)
Federal Home Loan Mortgage Corporation 04/25/2029 8.371%^	165,378	169,433
(ICE LIBOR USD 1 Month + 3.900%)
Federal National Mortgage Assoc. 01/25/2031 8.721%^	1,000,000	1,089,242
(CME Term SOFR 3 Month +4.233610%)
Federal National Mortgage Assoc. 01/25/2043 6.656%^ 144A	661,876	673,876
(United States 30 Day Average SOFR + 2.300%)
Federal National Mortgage Assoc. 10/25/2041 5.906%^ 144A	214,043	214,445
(United States 30 Day Average SOFR + 1.550%)
Federal National Mortgage Assoc. 10/25/2043 5.856%^ 144A	896,400	897,239
(United States 30 Day Average SOFR + 1.500%)
Federal National Mortgage Assoc. 11/25/2046 0.114%	29,259,129	53,720
Federal National Mortgage Assoc. 12/25/2032 2.000%	86,488	81,508
Federal National Mortgage Assoc. 12/25/2041 6.006%^ 144A	2,210,000	2,220,011
(United States 30 Day Average SOFR + 1.650%)
Federal National Mortgage Assoc. 12/25/2041 6.256%^ 144A	684,241	693,759
(United States 30 Day Average SOFR + 1.900%)
Federal National Mortgage Assoc. 12/25/2042 6.756%^ 144A	1,385,738	1,417,909
(United States 30 Day Average SOFR + 2.400%)

FINANCIAL STATEMENTS | September 30, 2025

CURASSET CAPITAL MANAGEMENT LIMITED TERM INCOME FUND

Schedule of Investments - continuedSeptember 30, 2025

See Notes to Financial Statements

	Principal	Value
Federal National Mortgage Assoc. 02/25/2030 7.271%^	$226,697	$230,429
(ICE LIBOR USD 1 Month + 2.800%)
Federal National Mortgage Assoc. 02/25/2046 0.164%	16,926,462	52,624
Federal National Mortgage Assoc. 02/25/2047 0.114%	20,410,338	49,168
Federal National Mortgage Assoc. 03/25/2042 6.456%^ 144A	466,665	472,134
(United States 30 Day Average SOFR + 2.100%)
Federal National Mortgage Assoc. 04/25/2042 6.256%^ 144A	374,224	375,044
(United States 30 Day Average SOFR + 1.900%)
Federal National Mortgage Assoc. 04/25/2043 6.856%^ 144A	1,099,189	1,114,511
(United States 30 Day Average SOFR + 2.500%)
Federal National Mortgage Assoc. 05/25/2042 7.106%^ 144A	712,301	728,940
(United States 30 Day Average SOFR + 2.750%)
Federal National Mortgage Assoc. 06/25/2042 7.306%^ 144A	484,540	497,109
(United States 30 Day Average SOFR + 2.950%)
Federal National Mortgage Assoc. 06/25/2043 6.256%^ 144A	356,264	358,918
(United States 30 Day Average SOFR + 1.900%)
Federal National Mortgage Assoc. 07/25/2042 6.906%^ 144A	1,026,697	1,052,929
(United States 30 Day Average SOFR + 2.550%)
Federal National Mortgage Assoc. 07/25/2042 7.956%^ 144A	2,980,000	3,099,200
(United States 30 Day Average SOFR + 3.600%)
Federal National Mortgage Assoc. 07/25/2043 6.056%^ 144A	798,383	800,872
(United States 30 Day Average SOFR + 1.700%)

FINANCIAL STATEMENTS | September 30, 2025

CURASSET CAPITAL MANAGEMENT LIMITED TERM INCOME FUND

Schedule of Investments - continuedSeptember 30, 2025

See Notes to Financial Statements

	Principal	Value
Federal National Mortgage Assoc. 08/25/2028 11.221%^	$34,720	$35,427
(ICE LIBOR USD 1 Month + 6.750%)
Federal National Mortgage Assoc. 08/25/2028 11.421%^	213,240	217,586
((CME Term SOFR 3 Month + 0.262%) + 1.020%)
Federal National Mortgage Assoc. 08/25/2042 3.500%	467,475	67,484
Federal National Mortgage Assoc. 09/25/2042 6.856%^ 144A	277,852	281,758
(US Treasury Yield Curve Rate Constant Maturity 5 Year +2.915%)
Federal National Mortgage Association 12/25/2041 7.506%^ 144A	1,900,000	1,945,714
(United States 30 Day Average SOFR + 3.150%)
Federal National Mortgage Association 02/25/2037 1.500%	9,269,028	495,226
Federal National Mortgage Association 04/25/2043 8.256%^ 144A	2,355,000	2,490,356
(United States 30 Day Average SOFR + 3.900%)
Federal National Mortgage Association 06/25/2042 9.006%^ 144A	950,000	1,004,850
(United States 30 Day Average SOFR + 4.650%)
GCAT Trust 08/25/2066 1.915% 144A	111,862	104,199
Government National Mortgage Assoc. 11/20/2051 3.000%	9,104,538	1,582,687
Greensky Home Improvement Issuer Trust 06/25/2060 4.930% 144A	274,383	275,423
GS Mortgage-Backed Securities Trust 10/25/2055 5.906%^ 144A	263,657	264,400
(United States 30 Day Average SOFR + 1.550%)
ICG US CLO Ltd. 01/15/2031 6.379%^	530,000	532,014
(ICE LIBOR USD 3 Month + 1.800%)
JP Morgan Mortgage Trust 10/25/2029 2.597% 144A	29,738	29,257
JP Morgan Mortgage Trust 05/25/2050 3.500% 144A	36,866	33,233
Mill City Mortgage Trust 04/25/2066 3.500% 144A	436,890	429,544

FINANCIAL STATEMENTS | September 30, 2025

CURASSET CAPITAL MANAGEMENT LIMITED TERM INCOME FUND

Schedule of Investments - continuedSeptember 30, 2025

See Notes to Financial Statements

	Principal	Value
Ocwen Loan Invest Trust 02/25/2037 3.000% 144A	$149,911	$147,799
Ocwen Loan Investment Trust 02/25/2037 3.000% 144A	500,000	457,821
Provident Funding Mortgage Trust 04/25/2051 2.500% 144A	742,200	616,102
Saluda Grace Alternative Mortgage 02/25/2030 7.500% 144A	550,000	555,267
Saluda Grace Alternative Mortgage 04/25/2030 7.762%^ 144A	260,000	263,098
((CME Term SOFR 3 Month + 0.262%) + 1.600%)
Saluda Grade Alternative Mortgage Trust 06/01/2053 7.162% 144A	451,425	460,489
Sequoia Mortgage Trust 04/25/2050 3.000% 144A	72,682	71,669
Velocity Commercial Capital 11/25/2053 7.670% 144A	163,950	167,214
Winston Salem, NC Limited Obligation 01/20/2046 3.785% 144A	133,958	128,639
X-Caliber Funding LLC 11/01/2024 7.540%^ 144A	688,525	686,830
(CME Term SOFR 1 Month + 3.250%)
X-Caliber Funding LLC 09/15/2028 12.000% 144A	550,000	553,666
Brean Asset Backed Securities Trust 05/25/2065 4.750% 144A	341,486	261,883
Brean Asset Backed Securities Trust 07/25/2065 4.500% 144A	581,981	502,560
Federal Home Loan Mortgage Corp. 10/25/2044 5.806%^ 144A	1,100,000	1,100,337
(United States 30 Day Average SOFR + 1.450%)
Federal Home Loan Mortgage Corp. 02/25/2045 5.506%^ 144A	927,372	927,370
(United States 30 Day Average SOFR + 1.150%)
Federal Home Loan Mortgage Corp. 02/25/2048 3.783% 144A	152,739	148,240
Federal Home Loan Mortgage Corp. 03/25/2042 6.456%^ 144A	885,739	889,893
(United States 30 Day Average SOFR + 2.100%)

FINANCIAL STATEMENTS | September 30, 2025

CURASSET CAPITAL MANAGEMENT LIMITED TERM INCOME FUND

Schedule of Investments - continuedSeptember 30, 2025

See Notes to Financial Statements

	Principal	Value
Federal Home Loan Mortgage Corp. 05/25/2042 9.606%^ 144A	$478,188	$508,680
(United States 30 Day Average SOFR + 5.250%)
Federal Home Loan Mortgage Corp. 05/25/2044 5.606%^ 144A	1,219,506	1,225,592
(United States 30 Day Average SOFR + 1.250%)
Federal Home Loan Mortgage Corp. 05/25/2048 3.851% 144A	420,903	407,807
Federal Home Loan Mortgage Corp. 05/25/2048 3.851% 144A	226,798	222,049
Federal Home Loan Mortgage Corp. 08/25/2044 5.606%^ 144A	1,457,500	1,464,787
(United States 30 Day Average SOFR + 1.250%)
Federal National Mortgage Association 01/25/2044 6.156%^ 144A	1,100,000	1,108,976
(United States 30 Day Average SOFR + 1.800%)
Federal National Mortgage Association 12/25/2041 10.356%^ 144A	1,100,000	1,148,780
(United States 30 Day Average SOFR + 6.000%)
Federal National Mortgage Association 12/25/2041 5.206%^ 144A	25,712	25,697
(United States 30 Day Average SOFR + 0.850%)
Federal National Mortgage Association 12/25/2042 8.106%^ 144A	1,230,000	1,291,500
(United States 30 Day Average SOFR + 3.750%)
Federal National Mortgage Association 03/25/2042 7.456%^ 144A	1,000,000	1,027,340
(United States 30 Day Average SOFR + 3.100%)
Federal National Mortgage Association 03/25/2045 6.606%^ 144A	1,100,000	1,117,875
(United States 30 Day Average SOFR + 2.250%)
Federal National Mortgage Association 07/25/2045 5.956%^ 144A	1,550,000	1,555,414
(United States 30 Day Average SOFR + 1.600%)
		97,580,096

FINANCIAL STATEMENTS | September 30, 2025

CURASSET CAPITAL MANAGEMENT LIMITED TERM INCOME FUND

Schedule of Investments - continuedSeptember 30, 2025

See Notes to Financial Statements

		Principal	Value
7.29%	OTHER
	Allegro CLO Ltd. 01/19/2033 6.225%^ 144A	$530,000	$531,007
	((CME Term SOFR 3 Month + 0.262%) + 1.800%)
	Aqua Finance Trust 07/17/2046 1.900% 144A	181,296	171,504
	Atlas Senior Loan Fund 04/22/2031 6.194%^ 144A	559,000	560,677
	(ICE LIBOR USD 3 Month + 1.600%)
	Ballyrock CLO 14 Ltd. 07/20/2037 5.325%^ 144A	625,000	623,625
	(CME Term SOFR 3 Month + 1.000%)
	Benefit Street Partners CLO Ltd. 07/15/2037 5.498%^ 144A	848,000	846,389
	(CME Term SOFR 3 Month + 1.180%)
	Bluemountain CLO 10/20/2030 6.187%^ 144A	520,000	523,224
	((CME Term SOFR 3 Month + 0.262%) + 1.870%)
	CoreVest American Finance Trust 10/15/2054 2.911%^ 144A	1,040,000	984,277
	((United States 30 Day Average SOFR + 0.114%) + 6.750%)
	Crossroads Asset Trust 06/22/2026 4.730% 144A	416,968	417,139
	Crossroads Asset Trust 08/20/2032 8.320% 144A	275,000	278,321
	Crossroads Asset Trusts 08/20/2030 5.900% 144A	166,941	169,162
	Crown City CLO 07/15/2037 5.368%^ 144A	857,142	855,771
	(CME Term SOFR 3 Month + 1.050%)
	Generate CLO 4 07/20/2037 5.325%^ 144A	875,000	873,512
	(CME Term SOFR 3 Month + 1.000%)
	Generate CLO 5 Ltd. 07/22/2037 5.382%^ 144A	2,000,000	1,995,000
	(CME Term SOFR 3 Month + 1.050%)
	Goldentree Loan Management LP 07/20/2037 5.225%^ 144A	781,250	780,078
	(CME Term SOFR 3 Month + 0.900%)
	Golub Capital Partners Static Ltd. 04/25/2034 6.227%^ 144A	1,100,000	1,102,420
	(CME Term SOFR 3 Month + 1.900%)

FINANCIAL STATEMENTS | September 30, 2025

CURASSET CAPITAL MANAGEMENT LIMITED TERM INCOME FUND

Schedule of Investments - continuedSeptember 30, 2025

See Notes to Financial Statements

	Principal	Value
Halcyon Loan Advisors Funding 07/21/2031 6.387%^ 144A	$1,033,000	$1,039,508
(ICE LIBOR USD 3 Month + 1.800%)
Harvest SBA Loan Trust 06/25/2047 6.550%^ 144A	295,839	295,839
(ICE LIBOR USD 1 Month + 2.150%)
M&T Equipment LLC 07/15/2030 5.740% 144A	330,479	332,778
NGC Ltd. 04/20/2038 5.480%^ 144A	1,120,000	1,119,776
(CME Term SOFR 3 Month + 1.200%)
OZLM XVIII Ltd. 04/15/2031 5.599%^ 144A	402,097	401,776
(ICE LIBOR USD 3 Month + 1.020%)
Pagaya AI Debt Selection Trust 01/25/2029 3.000% 144A	959	955
Pagaya AI Debt Selection Trust 07/15/2031 8.798% 144A	323,411	325,595
PEAC Solutions Receivables LLC 10/20/2031 4.650% 144A	550,000	553,375
Polus Capital Management 10/20/2037 5.575%^ 144A	984,211	984,604
(CME Term SOFR 3 Month + 1.250%)
Saratoga Investment Corp. 04/20/2033 6.387%^ 144A	550,000	557,480
((CME Term SOFR 3 Month + 0.261%) + 1.700%)
SCF Equipment Trust LLC 07/20/2032 5.260% 144A	500,000	497,898
Shackleton 2017-XI CLO Ltd. 08/15/2030 6.623%^ 144A	1,002,000	1,011,218
(ICE LIBOR USD 3 Month + 2.150%)
SMB Private Education Loan Trust 09/15/2037 2.230%^ 144A	604,704	586,583
(ICE LIBOR USD 3 Month +4.155%)
SoFi Consumer Loan Program Trust 06/25/2034 4.820% 144A	438,608	440,898
Sotheby’s Artfi Master Trust 12/22/2031 5.503%^ 144A	520,000	520,251
(CME Term SOFR 3 Month + 1.500%)
Sound Point CLO V-R Ltd. 07/18/2031 6.341%^ 144A	530,000	535,247
(ICE LIBOR USD 3 Month + 1.750%)

FINANCIAL STATEMENTS | September 30, 2025

CURASSET CAPITAL MANAGEMENT LIMITED TERM INCOME FUND

Schedule of Investments - continuedSeptember 30, 2025

See Notes to Financial Statements

		Principal	Value
	Space Coast Credit Union 11/15/2028 4.670% 144A	$550,000	$551,872
	Trinity Rail Leasing LP 10/18/2049 2.390%^ 144A	93,826	92,894
	(ICE LIBOR USD 3 Month +3.598%)
	Upstart Securitization Trust 06/20/2033 7.920% 144A	391,649	395,144
	Venture CDO Ltd. 10/20/2034 5.775%^ 144A	560,000	555,240
	(CME Term SOFR 3 Month + 1.450%)
	Venture CDO Ltd. 07/15/2032 6.449%^ 144A	1,100,000	1,112,980
	(ICE LIBOR USD 3 Month + 1.870%)
	Voya CLO Ltd. 10/15/2037 5.518%^ 144A	1,375,000	1,374,312
	(CME Term SOFR 3 Month + 1.200%)
	Voya CLO Ltd. 10/18/2031 6.290%^ 144A	901,310	908,881
	((United States 30 Day Average SOFR + 0.114%) + 3.900%)
	Zais CLO 11 Ltd. 01/20/2032 6.115%^ 144A	530,000	532,915
	(CME Term SOFR 3 Month + 1.790%)
	Zais Matrix CDO I 04/15/2032 6.318%^ 144A	520,000	524,992
	(CME Term SOFR 3 Month + 2.000%)
			25,965,117

43.53%	TOTAL ASSET BACKED BONDS		155,133,860
	(Cost: $156,562,887)

9.24%	CORPORATE BONDS

0.08%	Communication Services:
	CCO Holdings Capital Corp. 06/01/2029 5.375% 144A	275,000	273,166

1.25%	Consumer Discretionary:
	BorgWarner, Inc. 02/15/2029 7.125%	600,000	651,446
	Ford Holdings LLC 03/01/2030 9.300%	990,000	1,133,720
	General Motors Financial Co. Perpetual 5.750%	500,000	495,431
	Hasbro, Inc. 07/15/2028 6.600%	798,000	846,498
	Nissan Motor Acceptance Company LLC 03/09/2028 2.750% 144A	350,000	328,391

FINANCIAL STATEMENTS | September 30, 2025

CURASSET CAPITAL MANAGEMENT LIMITED TERM INCOME FUND

Schedule of Investments - continuedSeptember 30, 2025

See Notes to Financial Statements

		Principal	Value
	Toll Bros Finance Corp. 03/15/2027 4.875%	$1,000,000	$1,007,298
			4,462,784

0.09%	Consumer Staples:
	AMN Healthcare, Inc. 10/01/2027 4.625%^ 144A	110,000	109,956
	((CME Term SOFR 1 Month + 0.046%) + 2.277%)
	PRA Health Sciences, Inc. 07/15/2026 2.875%^ 144A	110,000	108,483
	((CME Term SOFR 1 Month + 0.046%) + 2.427%)
	Teva Pharmaceutical Industries Ltd. 05/09/2027 4.750%^	100,000	99,860
	(US Treasury Yield Curve Rate Constant Maturity 5 Year +2.760%)
			318,299
2.44%	Energy:
	Alliance Resource Operating Partnership 06/15/2029 8.625% 144A	550,000	582,195
	Cheniere Energy, Inc. 10/15/2028 4.625%	500,000	498,437
	Energen Corp. 02/15/2028 7.125%^	525,000	550,619
	((CME Term SOFR 3 Month + 0.262%) + 1.750%)
	Energy Transfer LP Perpetual 6.625%	600,000	598,850
	EQT Corporation 04/01/2029 6.375%	1,120,000	1,161,424
	Helmerich & Payne, Inc. 12/01/2029 4.850%	1,100,000	1,095,365
	MPLX LP 02/15/2031 4.800%	550,000	553,320
	Oceaneering International, Inc. 02/01/2028 6.000%	350,000	354,329
	Phillips 66 Partners LP 03/01/2028 3.750%	540,000	521,391
	Tallgrass Energy Partners LP 01/15/2028 5.500% 144A	500,000	497,457
	Targa Resources Partners LP 03/01/2030 5.500%	500,000	508,590
	TransCanada Pipelines Ltd. 06/15/2029 7.700%	1,150,000	1,263,675
	Venture Global, Inc. 06/01/2028 8.125% 144A	500,000	517,535
			8,703,187

FINANCIAL STATEMENTS | September 30, 2025

CURASSET CAPITAL MANAGEMENT LIMITED TERM INCOME FUND

Schedule of Investments - continuedSeptember 30, 2025

See Notes to Financial Statements

		Principal	Value
3.28%	Financials:
	Ally Financial, Inc. Perpetual 4.700%	$275,000	$267,830
	Bank of America Corp. Perpetual 4.375%	125,000	122,949
	Banque Federative du Credit Mutuel 10/04/2026 1.604% 144A	2,000,000	1,950,126
	BGC Group, Inc. 04/02/2030 6.150% 144A	1,100,000	1,126,985
	Citigroup, Inc. Perpetual 4.000%	500,000	498,054
	Credit Agricole SA 01/26/2027 1.247% 144A	2,000,000	1,978,936
	EPR Properties 04/15/2028 4.950%	220,000	221,702
	First Citizens Bancshare Perpetual 8.271%	1,000,000	1,029,768
	The Goldman Sachs Group, Inc Perpetual 3.650%	500,000	489,730
	Horizon Bancorp 07/01/2030 5.490%	550,000	550,000
	ING Groep NV 03/29/2027 3.950%	2,000,000	1,991,598
	SBL Holdings, Inc. 11/13/2026 5.125% 144A	600,000	604,950
	Transamerica Capital II 12/01/2026 7.650% 144A	825,000	839,868
			11,672,496

0.88%	Industrials:
	Can-Pack SA/Canpack US LLC 11/01/2025 3.125% 144A	500,000	498,459
	Hubbell, Inc. 08/15/2027 3.150%	1,079,000	1,059,613
	MasTec, Inc. 08/15/2029 6.625% 144A	550,000	550,000
	Timken Co. 12/15/2028 4.500%	500,000	502,244
	Timken Co. 05/08/2028 6.875%	480,000	509,616
			3,119,932

0.31%	Information Technology:
	Qorvo, Inc. 04/01/2031 3.375% 144A	1,213,000	1,114,483

0.62%	Materials:
	Celanese US Holdings LLC 07/15/2032 6.879%	275,000	280,998
	Constellium SE 06/15/2028 5.625% 144A	350,000	349,474
	Domtar Corp. 10/01/2028 6.750%^ 144A	100,000	86,193
	(ICE LIBOR USD 1 Month + 2.277%)

FINANCIAL STATEMENTS | September 30, 2025

CURASSET CAPITAL MANAGEMENT LIMITED TERM INCOME FUND

Schedule of Investments - continuedSeptember 30, 2025

See Notes to Financial Statements

		Principal	Value
	Hecla Mining Company 02/15/2028 7.250%	$194,000	$195,754
	NOVA Chemicals Corporation 06/01/2027 5.250% 144A	500,000	501,440
	Steel Dynamics, Inc. 12/15/2026 5.000%^	813,000	812,854
	(ICE LIBOR USD 3 Month +3.972%)
			2,226,713

0.29%	Utilities:
	Washington Gas Light Co. 10/09/2026 6.820%	1,000,000	1,021,783

9.24%	TOTAL CORPORATE BONDS		32,912,843
	(Cost: $32,503,629)

41.49%	TREASURY NOTES
	US Treasury 01/15/2026 2.000%	1,627,550	1,628,991
	US Treasury 01/31/2026 4.250%	525,000	525,369
	US Treasury 05/31/2026 4.875%	10,000,000	10,066,560
	US Treasury 06/30/2026 4.625%	4,000,000	4,023,936
	US Treasury 08/31/2026 3.750%	62,000,000	62,001,922
	US Treasury 11/30/2026 4.250%	714,700	718,915
	US Treasury 12/15/2026 4.375%	5,000,000	5,039,065
	US Treasury 12/31/2026 4.250%	5,312,000	5,346,236
	US Treasury 01/15/2027 4.000%	21,000,000	21,078,750
	US Treasury 01/31/2027 1.500%	1,107,000	1,075,693
	US Treasury 02/15/2027 4.125%	4,000,000	4,023,124
	US Treasury 02/28/2027 4.125%	5,600,000	5,633,471
	US Treasury 04/30/2027 3.750%	3,900,000	3,905,483
	US Treasury 07/15/2027 4.375%	1,800,000	1,822,570
	US Treasury 07/31/2027 3.875%	5,000,000	5,020,510
	US Treasury 11/15/2027 4.125%	3,305,800	3,339,503
	US Treasury 12/15/2027 4.000%	1,655,600	1,669,181
	US Treasury 10/15/2028 2.375%	8,437,200	8,788,027
	US Treasury 11/30/2028 4.375%	2,101,000	2,146,386

41.49%	TOTAL TREASURY NOTES		$147,853,692
	(Cost: $147,283,270)

FINANCIAL STATEMENTS | September 30, 2025

CURASSET CAPITAL MANAGEMENT LIMITED TERM INCOME FUND

Schedule of Investments - continuedSeptember 30, 2025

See Notes to Financial Statements

		Shares	Value
5.08%	MONEY MARKET FUND
	Federated Government Obligations Fund - Institutional Class 4.01%(A)	18,112,098	$18,112,098
	(Cost: $18,112,098)

99.42%	TOTAL INVESTMENTS		354,290,543
	(Cost: $354,736,735)
0.58%	Other assets, net of liabilities		2,054,539
100.00%	NET ASSETS		$356,345,082

^Rate is determined periodically. Rate shown is the rate as of September 30, 2025.

(A)Effective 7 day yield as of September 30, 2025.

144A Securities are exempt from the registration requirements for resales of restricted securities to qualified institutional buyers. The aggregate amount of these securities is $155,687,609 and is 43.69% of the Fund’s net assets.

ICE LIBOR - Interncontinental Exchange London Interbank Offered Rate.

SOFR - Secured Overnight Financing Rate.

SCHEDULE OF FUTURES CONTRACTS

	Number of Contracts	Descriptions	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
	447	2YR US NOTE	12/31/25	$92,993,710	$93,154,102	$160,392
	374	5YR US NOTE	12/31/25	40,677,220	40,839,047	161,827

0.09%	TOTAL FUTURES CONTRACTS			$133,670,930	$133,993,149	$322,219

FINANCIAL STATEMENTS | September 30, 2025

See Notes to Financial Statements

CURASSET CAPITAL MANAGEMENT FUNDS

Statements of Assets and LiabilitiesSeptember 30, 2025

	Core Bond Fund	Limited Term Income Fund
ASSETS
Investments at value(1) (Note 1)	$279,146,431	$354,290,543
Cash held at broker	1,674,697	1,745,284
Unrealized appreciation of open futures contracts	305,586	322,219
Receivable for capital stock sold	191,374	98,369
Interest receivable	1,842,080	1,989,076
Prepaid expenses	11,692	15,358
TOTAL ASSETS	283,171,860	358,460,849

LIABILITIES
Due to custodian	1,579,811	1,991,991
Payable for capital stock redeemed	1,718	2,341
Accrued net advisory fees	56,488	91,297
Accrued accounting, administration and transfer agent fees	13,704	17,473
Other accrued expenses	4,701	12,665
TOTAL LIABILITIES	1,656,422	2,115,767
NET ASSETS	$281,515,438	$356,345,082

NET ASSETS CONSIST OF:
Paid-in capital	$298,567,532	$360,163,871
Distributable earnings (accumulated deficits)	(17,052,094)	(3,818,789)
Net Assets	$281,515,438	$356,345,082

NET ASSET VALUE PER SHARE AND REDEMPTION PRICE PER SHARE
NET ASSETS
Founders Class	$281,435,505	$356,345,082
Institutional Class	79,933	—
Total	$281,515,438	$356,345,082

SHARES OUTSTANDING
Founders Class	31,410,122	36,445,579
Institutional Class	8,899	—
Total	31,419,021	36,445,579

NET ASSET VALUE AND REDEMPTION VALUE PER SHARE
Founders Class	$8.96	$9.78

Institutional Class	$8.98	$—

(1) Identified cost of:	$282,860,454	$354,736,735

FINANCIAL STATEMENTS | September 30, 2025

See Notes to Financial Statements

CURASSET CAPITAL MANAGEMENT FUNDS

Statements of OperationsFor the Year Ended September 30, 2025

	Core Bond Fund	Limited Term Income Fund
INVESTMENT INCOME
Interest	$13,441,360	$17,299,467
Dividend income	121,009	189,132
Total investment income	13,562,369	17,488,599

EXPENSES
Advisory fees (Note 2)	979,420	1,502,157
Recordkeeping and administrative services (Note 2)	93,467	119,724
Accounting fees (Note 2)	63,197	80,631
Custody fees	28,161	31,911
Transfer agent fees (Note 2)	12,568	15,971
Professional fees	40,943	46,382
Filing and registration fees	27,000	39,819
Trustee fees	13,977	16,007
Compliance fees (Note 2)	7,143	8,910
Shareholder reports	21,627	31,698
Insurance	3,436	3,747
Shareholder servicing, institutional class (Note 2)	5	—
Other	37,989	42,356
Total expenses	1,328,933	1,939,313
Advisory fee waivers (Note 2)	(349,505)	(437,157)
Net expenses	979,428	1,502,156
Net investment income (loss)	12,582,941	15,986,443

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments	(5,223,445)	360,925
Net realized gain (loss) on long futures contracts	(242,876)	(113,861)
Net realized gain (loss) on written futures contracts	(245,756)	(336,008)
Net realized gain (loss) on investments and futures contracts	(5,712,077)	(88,944)

Net change in unrealized appreciation (depreciation) of investments	428,184	(1,213,499)
Net change in unrealized appreciation (depreciation) of long futures contracts	260,749	238,336
Net change in unrealized appreciation (depreciation) of investments and long futures contracts	688,933	(975,163)

Net realized and unrealized gain (loss) on investments and futures contracts	(5,023,144)	(1,064,107)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$7,559,797	$14,922,336

FINANCIAL STATEMENTS | September 30, 2025

See Notes to Financial Statements

CURASSET CAPITAL MANAGEMENT FUNDS

Statements of Changes in Net Assets

	Core Bond Fund		Limited Term Income Fund

	Years Ended September 30,		Years Ended September 30,
	2025	2024	2025	2024
INCREASE (DECREASE) IN NET ASSETS FROM

OPERATIONS
Net investment income (loss)	$12,582,941	$10,504,759	$15,986,443	$12,807,515
Net realized gain (loss) on investments and futures contracts	(5,712,077)	15,861	(88,944)	(283,329)
Net change in unrealized appreciation (depreciation) of investments and futures contracts	688,933	12,997,075	(975,163)	5,822,645
Increase (decrease) in net assets from operations	7,559,797	23,517,695	14,922,336	18,346,831

DISTRIBUTIONS TO SHAREHOLDERS
Founders Class	(12,994,711)	(10,342,200)	(16,696,232)	(12,296,617)
Institutional Class	(408)	—	—	—
Decrease in net assets from distributions	(12,995,119)	(10,342,200)	(16,696,232)	(12,296,617)

CAPITAL STOCK TRANSACTIONS (NOTE 5)
Shares sold
Founders Class	62,716,329	89,271,074	77,086,596	94,149,478
Institutional Class	80,000	—	—	—
Distributions reinvested
Founders Class	416,847	275,248	1,880,997	547,012
Institutional Class	408	—	—	—
Shares redeemed
Founders Class	(49,707,739)	(14,980,675)	(51,087,839)	(28,735,209)
Institutional Class	—	—	—	—
Increase (decrease) in net assets from capital stock transactions	13,505,845	74,565,647	27,879,754	65,961,281

NET ASSETS
Increase (decrease) during year	8,070,523	87,741,142	26,105,858	72,011,495
Beginning of year	273,444,915	185,703,773	330,239,224	258,227,729

End of year	$281,515,438	$273,444,915	$356,345,082	$330,239,224

FINANCIAL STATEMENTS | September 30, 2025

See Notes to Financial Statements

CURASSET CAPITAL MANAGEMENT CORE BOND FUND

Financial HighlightsSelected Per Share Data Throughout Each Period

	Founders Class
	Years Ended September 30,			Period Ended September 30, 2022*
	2025	2024	2023
Net asset value, beginning of period	$9.15	$8.64	$8.74	$10.00
Investment activities
Net investment income (loss)(1)	0.41	0.41	0.35	0.19
Net realized and unrealized gain (loss) on investments and futures contracts	(0.18)	0.50	(0.12)	(1.29)
Total from investment activities	0.23	0.91	0.23	(1.10)
Distributions
Net investment income	(0.42)	(0.40)	(0.33)	(0.16)
Total distributions	(0.42)	(0.40)	(0.33)	(0.16)
Net asset value, end of period	$8.96	$9.15	$8.64	$8.74

Total Return(2)	2.71%	10.74%	2.65%	(11.10%)

Ratios/Supplemental Data
Ratios to average net assets(3)
Expenses, gross	0.49%	0.51%	0.55%	0.54%
Expenses, net of waiver or recovery (Note 2)	0.36%	0.36%	0.36%	0.41%
Net investment income (loss)	4.63%	4.60%	3.90%	2.41%
Portfolio turnover rate(4)	45.38%	31.66%	36.96%	85.91%
Net assets, end of period (000’s)	$281,436	$273,445	$185,704	$174,135

(1)Per share amounts calculated using the average shares outstanding during the period.

(2)Total return is for the period indicated and has not been annualized for periods less than one year.

(3)Ratios to average net assets have been annualized.

(4)Portfolio turnover rate is for the period indicated and has not been annualized for periods less than one year.

*The Fund's Founders Class Shares commenced operations on December 1, 2021.

FINANCIAL STATEMENTS | September 30, 2025

See Notes to Financial Statements

CURASSET CAPITAL MANAGEMENT CORE BOND FUND

Financial HighlightsSelected Per Share Data Throughout The Period

Institutional Class
Period Ended September 30, 2025*

Net asset value, beginning of period	$8.87
Investment activities
Net investment income (loss)(1)	0.10
Net realized and unrealized gain (loss) on investments and futures contracts(5)	0.10
Total from investment activities	0.20
Distributions
Net investment income	(0.09)
Total distributions	(0.09)
Net asset value, end of period	$8.98

Total Return(2)	2.23%

Ratios/Supplemental Data
Ratios to average net assets (3)
Expenses, gross	0.52%
Expenses, net of waiver or recovery (Note 2)	0.51%
Net investment income (loss)	5.16%
Portfolio turnover rate(4)	45.38%
Net assets, end of period (000’s)	$80

(1)Per share amounts calculated using the average shares outstanding during the period.

(2)Total return is for the period indicated and has not been annualized.

(3)Ratios to average net assets have been annualized.

(4)Portfolio turnover rate is for the period indicated and has not been annualized.

(5)Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

*The Fund's Institutional Class Shares commenced operations on July 14, 2025.

FINANCIAL STATEMENTS | September 30, 2025

See Notes to Financial Statements

	Years Ended September 30,			Period Ended September 30, 2022*
	2025	2024	2023
Net asset value, beginning of period	$9.83	$9.61	$9.52	$10.00
Investment activities
Net investment income (loss) (1)	0.46	0.47	0.38	0.14
Net realized and unrealized gain (loss) on investments and futures contracts	(0.03)	0.20	0.07	(0.51)
Total from investment activities	0.43	0.67	0.45	(0.37)
Distributions
Net investment income	(0.48)	(0.45)	(0.36)	(0.11)
Total distributions	(0.48)	(0.45)	(0.36)	(0.11)
Net asset value, end of period	$9.78	$9.83	$9.61	$9.52

Total Return(2)	4.47%	7.14%	4.84%	(3.68%)

Ratios/Supplemental Data
Ratio to average net assets(3)
Expenses, gross	0.57%	0.58%	0.63%	0.61%
Expenses, net of waiver or recovery (Note 2)	0.44%	0.44%	0.44%	0.49%
Net investment income (loss)	4.68%	4.85%	3.96%	1.77%
Portfolio turnover rate(4)	48.56%	80.08%	97.87%	122.59%
Net assets, end of period (000’s)	$356,345	$330,239	$258,228	$243,470

(1)Per share amounts calculated using the average shares outstanding during the period.

(2)Total return is for the period indicated and has not been annualized for periods less than one year.

(3)Ratios to average net assets have been annualized.

(4)Portfolio turnover rate is for the period indicated and has not been annualized for periods less than one year.

*The Fund commenced operations on December 1, 2021.

CURASSET CAPITAL MANAGEMENT LIMITED TERM INCOME FUND

Financial HighlightsSelected Per Share Data Throughout Each Period

FINANCIAL STATEMENTS | September 30, 2025

CURASSET CAPITAL MANAGEMENT FUNDS

Notes to Financial StatementsSeptember 30, 2025

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Curasset Capital Management Core Bond Fund (the “Core Bond Fund”) and the Curasset Capital Management Limited Term Income Fund (the “Limited Term Income Fund”) (each a “Fund” and collectively, the “Funds”) are diversified series of the World Funds Trust (the “Trust”). The Trust was organized as a Delaware statutory trust on April 9, 2007 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management company. The Funds offer Class A, Investor Class, Institutional Class and Founders Class shares. As of September 30, 2025, neither of the Funds had Class A shares or Investor Class shares outstanding, and the Limited Term Income Fund has no Institutional Class shares outstanding. Each Fund’s Founders Class commenced operations on December 1, 2021. The Core Bond Fund Institutional Class commenced operations on July 14, 2025.

The investment objective of the Core Bond Fund is to provide total return, comprised of income and capital appreciation.

The investment objective of the Limited Term Income Fund is to seek income.

The Funds are deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of the Funds are used by Curasset Capital Management, LLC (the “Advisor”) to make investment decisions, and the results of the Funds’ operations, as shown in its Statement of Operations and Financial Highlights, is the information utilized for the day-today management of the Fund. The Funds and the Advisor are parties to expense agreements as disclosed in the Notes to the Financial Statements, and resources are not allocated to the Funds based on performance measurements. Due to the significance of oversight and their role in the Funds’ management, the Advisor’s portfolio managers are deemed to be the Chief Operating Decision Maker.

The following is a summary of significant accounting policies consistently followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation

The Funds record investments at current market value. Investments in securities traded on national securities exchanges are valued at the last reported sale price. Investments in securities included on the NASDAQ National Market System

FINANCIAL STATEMENTS | September 30, 2025

CURASSET CAPITAL MANAGEMENT FUNDS

Notes to Financial Statements - continuedSeptember 30, 2025

are valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price. Debt securities are valued by appraising them at prices supplied by a pricing agent approved by the Trust’s Board of Trustees (the “Board”), which prices may reflect broker-dealer supplied valuations and electronic data processing techniques. Short-term debt securities (less than 60 days to maturity) are valued at their fair value using amortized cost. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith under procedures set by the Trust’s Board of Trustees (the “Board”). Although the Board is ultimately responsible for fair value determinations under Rule 2a-5 of the 1940 Act, the Board has delegated day-to-day responsibility for oversight of the valuation of the Fund’s assets to the Advisor as the Valuation Designee pursuant to the Fund’s policies and procedures. Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the New York Stock Exchange (“NYSE”). The value of these securities used in computing the net asset value (“NAV”) is determined as of such times.

The FASB has issued Accounting Standards Update (ASU) No. 2022-03, Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions, to increase comparability of financial information for entities that hold equity securities with contractual restrictions prohibiting the sale of the securities. Currently, there is diversity in practice on the application of a discount to measure fair value when securities have such contractual restrictions. The ASU provides clarity related to this matter. The ASU also adds disclosure requirements related to contractual sale restrictions.

Futures contracts are valued at the settlement price determined by the applicable US exchange on the date with respect to which the NAV is being determined, or if no settlement price is available, at the last sale price as of the close of business prior to the NAV determination on such day.

The Trust has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Funds when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded, but prior to the time as of which the Funds’ NAVs are calculated, that is likely to have changed the value of the security. Since most of the Funds’ investments are traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

FINANCIAL STATEMENTS | September 30, 2025

CURASSET CAPITAL MANAGEMENT FUNDS

Notes to Financial Statements - continuedSeptember 30, 2025

When the Trust uses fair value pricing to determine the NAV per share of the Funds, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Valuation Designee believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Trust’s policy is intended to result in a calculation of the Funds’ NAV that fairly reflects security values as of the time of pricing.

Various inputs are used in determining the value of the Funds’ investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the level of inputs used to value the Funds’ investments as of September 30, 2025:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Core Bond Fund
Assets:
Preferred Stocks	$227,500	$—	$—	$227,500
Asset Backed Bonds	—	110,750,522	—	110,750,522
Corporate Bonds	—	58,260,948	—	58,260,948
Treasury Notes	—	97,389,338	—	97,389,338
Money Market Fund	12,518,123	—	—	12,518,123
	$12,745,623	$266,400,808	$—	$279,146,431
Other Financial Instruments:
Futures Contracts*	$305,586	$—	$—	$305,586
	$305,586	$—	$—	$305,586

FINANCIAL STATEMENTS | September 30, 2025

CURASSET CAPITAL MANAGEMENT FUNDS

Notes to Financial Statements - continuedSeptember 30, 2025

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Limited Term Income Fund
Assets:
Preferred Stocks	$278,050	$—	$—	$278,050
Asset Backed Bonds	—	155,133,860	—	155,133,860
Corporate Bonds	—	32,912,843	—	32,912,843
Treasury Notes	—	147,853,692		147,853,692
Money Market Fund	18,112,098	—	—	18,112,098
	$18,390,148	$335,900,395	$—	$354,290,543
Other Financial Instruments:
Futures Contracts*	$322,219	$—	$—	$322,219
	$322,219	$—	$—	$322,219

*Other financial instruments are derivative instruments such as futures contracts and are valued at the unrealized appreciation (depreciation) of the instrument.

Refer to the Funds’ Schedule of Investments for a listing of the securities by security type and sector. The Funds held no Level 3 securities at any time during the year ended September 30, 2025.

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is generally determined on a specific identification basis. Realized gains and losses from security transactions are determined on the basis of identified cost for book and tax purposes. Interest income is recorded on an accrual basis. Dividend income is recorded on ex-dividend date. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

FINANCIAL STATEMENTS | September 30, 2025

CURASSET CAPITAL MANAGEMENT FUNDS

Notes to Financial Statements - continuedSeptember 30, 2025

Federal Income Taxes

The Funds have complied and intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Funds’ tax returns. The Funds have no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense as incurred.

Reclassification of Capital Accounts

GAAP requires certain components of net assets are reclassified relating to permanent differences between financial and tax reporting. These reclassifications are caused primarily by differences in the timing of the recognition of certain components of income, expenses or realized capital gains for federal income tax purposes and have no effect on net assets or net asset value per share. For the year ended September 30, 2025, there were no such reclassifications.

Class Net Asset Values and Expenses

All income, expenses not attributable to a particular class, and realized and unrealized gains, are allocated to each class based on relative net assets on a daily basis for purposes of determining the net asset value of each class. Each class bears different distribution expenses. Ratios are calculated by adjusting the expense and net investment income ratios for a fund for the entire period for the effect of expenses applicable for each class. Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual fund based on each fund’s relative net assets or another appropriate basis as determined by the Board.

The Core Bond Fund currently offers two classes of shares: Founders Class and Institutional Class. Each class of shares has equal rights as to assets of the Fund, and the classes are identical except for differences in their ongoing

FINANCIAL STATEMENTS | September 30, 2025

CURASSET CAPITAL MANAGEMENT FUNDS

Notes to Financial Statements - continuedSeptember 30, 2025

shareholder servicing fees. Income, expenses (other than shareholder servicing fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. The two classes have equal voting privileges, except where otherwise required by law or when the Trustees determine that the matter to be voted on affects only the interests of the shareholders of a particular class.

Mortgage-Related Securities

The Funds can buy interests in pools of residential or commercial mortgages in the form of “pass-through” mortgage securities. They may be issued or guaranteed by the U.S. government, or its agencies and instrumentalities, or by private issuers. The prices and yields of mortgage-related securities are determined, in part, by assumptions about the rate of payments of the underlying mortgages and are subject to the risks of unanticipated prepayment and extension risks. Mortgage-related securities are also subject to interest rate risk, and the market for mortgage-backed securities may be volatile at times and may be less liquid than the markets for other types of securities. Mortgage-related securities issued by private issuers are not U.S. government securities and are subject to greater credit risks than mortgage related securities that are U.S. government securities. Credit risk is greater for mortgage related securities that are not directly or indirectly guaranteed by a U.S. government-sponsored enterprise (“GSE”) (such as Fannie Mae, Freddie Mac, the Federal Home Loan Banks, and the Federal Farm Credit Banks). However, GSEs are not guaranteed by the U.S. Treasury and in the event that a GSE cannot meet its obligations, there can be no assurance that the U.S. government will provide support. Certain purchases of agency or GSE-guaranteed mortgage-backed securities are forward transactions (called “to-be-announced” or “TBA” transactions) that can settle a month or more after the trade date. If the counterparty to a TBA transaction does not perform its obligation to deliver the specified mortgage-backed securities, the Funds could be required to replace those securities at a higher price. During the settlement period, the Funds will bear the risk of any decline in the value of the security to be delivered. For either purchase or sale transactions, the Funds may choose to extend the settlement through a “dollar roll” transaction in which it sells its current TBA security to a dealer while simultaneously agreeing to buy a TBA security with similar characteristics with a later settlement date. Because these transactions do not require the purchase and sale of identical securities, the characteristics of the security delivered to the Funds may be less favorable than the security delivered to the dealer.

FINANCIAL STATEMENTS | September 30, 2025

CURASSET CAPITAL MANAGEMENT FUNDS

Notes to Financial Statements - continuedSeptember 30, 2025

Derivatives

The Funds utilize derivatives to achieve their investment strategies. These are financial instruments that derive their performance from the performance of an underlying asset or index. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Funds. The Funds could experience a loss if derivatives do not perform as anticipated or are not correlated with the performance of other investments which are used to hedge or if the Funds are unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives. Futures contracts involve the risk of mispricing or improper valuation and the risk that changes in the value of a futures contract may not correlate perfectly with the underlying indicator. The Funds are subject to the requirements of Rule 18f-4 under the 1940 Act and have adopted policies and procedures to manage risks concerning their use of derivatives. The following are the derivatives held by each fund on September 30, 2025:

Fund	Derivative	Value Asset Derivatives
Core Bond Fund	Futures Contracts	$305,586*

Limited Term Income Fund	Futures Contracts	$322,219*

* Statements of Assets and Liabilities location: Unrealized appreciation of open futures contracts.

The effect of derivative instruments on the Statements of Operations and whose underlying risk exposure is interest rate risk for the year ended September 30, 2025, are as follows:

Fund	Derivative	Realized Gain (Loss) on Derivatives*	Change in Unrealized Appreciation (Depreciation) of Derivatives**
Core Bond Fund	Long Futures Contracts	$(242,876)	$260,749
	Written Futures Contracts	(245,756)	—
		$(488,632)	$260,749

Limited Term Income Fund	Long Futures Contracts	$(113,861)	$238,336
	Written Futures Contracts	(336,008)	—
		$(449,869)	$238,336

*Statements of Operations location: Net realized gain (loss) on futures contracts.

**Statements of Operations location: Net change in unrealized appreciation (depreciation) of futures contracts.

FINANCIAL STATEMENTS | September 30, 2025

CURASSET CAPITAL MANAGEMENT FUNDS

Notes to Financial Statements - continuedSeptember 30, 2025

The following indicates the average monthly volume for the year ended September 30, 2025 are as follows:

Fund	Derivative	Average Monthly Notional Value
Core Bond Fund	Long Futures Contracts	$75,076,244
Core Bond Fund	Written Futures Contracts	(648,387)
Limited Term Income Fund	Long Futures Contracts	98,217,272
Limited Term Income Fund	Written Futures Contracts	(669,326)

NOTE 2 – INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreements between the Trust and the Advisor, the Advisor provides investment advisory services to the Funds for an investment management fee equal to 0.36% and 0.44% of the daily net assets of the Core Bond Fund and the Limited Term Income Fund, respectively.

The Advisor earned and waived advisory fees for the year ended September 30, 2025, as follows:

Fund	Investment Advisory Fee Earned	Investment Advisory Fee Waived
Core Bond Fund	$979,420	$349,505
Limited Term Income Fund	1,502,157	437,157

The Advisor has contractually agreed to reduce its fees and/or reimburse Fund expenses until January 31, 2026 to keep Total Annual Fund Operating Expenses (exclusive of interest, distribution and service fees pursuant to Rule 12b-1 Plans, taxes, brokerage commissions, acquired fund fees and expenses, dividend expense on short sales, other expenditures which are capitalized in accordance with GAAP and other extraordinary expenses not incurred in the ordinary course of the Funds’ business) from exceeding 0.36% and 0.51%, respectively, of the daily net assets of Core Bond’s Founders Class and Institutional Class, and 0.44% of the daily net assets with respect to the Limited Term Income Fund’s Founders Class shares. The advisor has also entered into an expense limitation agreement with the Trust to reduce fees and/or reimburse expenses with respect to each of the Fund’s Class A shares, Investor Class shares and Institutional Class shares. The Trust and the Advisor may terminate this limitation expense agreement prior to January 31, 2026 only by mutual written consent. Each waiver and/or reimbursement of an expense by the Advisor is subject to repayment by the applicable Fund within three years following the date such waiver and/or

FINANCIAL STATEMENTS | September 30, 2025

CURASSET CAPITAL MANAGEMENT FUNDS

Notes to Financial Statements - continuedSeptember 30, 2025

reimbursement was made, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped.

The total amount of recoverable fee waivers and expense reimbursements for the Funds as of September 30, 2025, and expiration dates are as follows:

	Recoverable Fee Waivers and Expense Reimbursements and Expiration Dates
Fund	2026	2027	2028	Total
Core Bond Fund	$357,112	$348,533	$349,505	$1,055,150
Limited Term Income Fund	479,283	382,652	437,157	1,299,092

The Funds have adopted a Distribution and Service Plan Pursuant to Rule 12b-1 (the “12b-1 Plan”) for the Class A and Investor Class shares. Pursuant to the 12b-1 Plan, the Funds may finance from the assets of a particular class certain activities or expenses that are intended primarily to result in the sale of shares of such class. The fee paid pursuant to the 12b-1 plan by each class is computed on an annualized basis reflecting the average daily net assets of a class, up to a maximum of 0.25% for Class A and Investor Class Shares. Because these fees are paid out of a class’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges.

The 12b-1 Plan, while primarily intended to compensate for shareholder services and expenses, was adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, and it therefore may be used to pay for certain expenditures related to financing distribution-related activities for each of the Funds.

The Funds have adopted a shareholder services plan with respect to their Class A, Investor and Institutional Class Shares. Under the shareholder services plan, the Funds may pay an authorized firm up to 0.25% on an annualized basis of its average daily net assets attributable to its customers who are shareholders. For this fee, the authorized firms may provide a variety of services, including but not limited to: (i) arranging for bank wires; (ii) responding to inquiries from shareholders concerning their investment in the Fund; (iii) assisting shareholders in changing dividend options, account designations and addresses; (iv) providing information periodically to shareholders showing their position in shares; (v) forwarding shareholder communications from the Fund such as proxies, shareholder reports, annual reports, and dividend distribution and tax notices to shareholders; (vi) processing purchase, exchange and redemption requests from shareholders and placing orders with the Fund or its service providers; (vii) providing sub-accounting with respect to shares beneficially owned by

FINANCIAL STATEMENTS | September 30, 2025

CURASSET CAPITAL MANAGEMENT FUNDS

Notes to Financial Statements - continuedSeptember 30, 2025

shareholders; and (viii) processing dividend payments from the Fund on behalf of shareholders.

For the year ended September 30, 2025, the following Fees were incurred:

Fund	Class	Type of Expense	Fees Incurred
Core Fund	Institutional	Shareholder servicing	$5

Commonwealth Fund Services, Inc. (“CFS”) acts as the Funds’ administrator, transfer and dividend disbursing agent and fund accountant. Fees to CFS are computed daily and paid monthly. For the year ended September 30, 2025, the following fees were incurred by each Fund to CFS:

Fund	Administration	Transfer Agent	Fund Accounting
Core Bond Fund	$93,467	$12,568	$63,197
Limited Term Income Fund	119,724	15,971	80,631

Certain officers of the Trust are also officers and/or directors of CFS. Additionally, Practus LLP, serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus LLP. J. Stephen King Jr. and Robert Rhatigan, each an Assistant Secretary of the Trust, are Partners of Practus LLP. Neither the officers and/or directors of CFS, Mr. Lively, Mr. King or Mr. Rhatigan receive any special compensation from the Trust or the Funds for serving as officers of the Trust.

The Funds' Chief Compliance Officer is the Managing Member of Watermark Solutions, LLC (“Watermark”), which provides certain compliance services to the Funds. For the year ended September 30, 2025, Watermark received $7,143 and $8,910 in fees incurred by the Core Bond Fund and the Limited Term Income Fund, respectively.

NOTE 3 – INVESTMENTS

The costs of purchases and proceeds from the sales of securities, other than short-term securities and US Government securities for the year ended September 30, 2025, were as follows:

	Purchases	Sales
Core Bond Fund
Exchange Traded Funds	$6,083,545	$6,326,379
Preferred Stocks	224,883	—
Asset Backed Bonds	20,368,161	26,096,203
Corporate Bonds	8,396,479	15,130,551
	$35,073,068	$47,553,133

FINANCIAL STATEMENTS | September 30, 2025

CURASSET CAPITAL MANAGEMENT FUNDS

Notes to Financial Statements - continuedSeptember 30, 2025

	Purchases	Sales
Limited Term Income Fund
Exchange Traded Funds	$9,263,332	$9,626,871
Preferred Stocks	274,851	—
Asset Backed Bonds	36,274,138	65,000,477
Corporate bonds	10,814,088	23,693,061
	$56,626,409	$98,320,409

The costs of purchases and the proceeds of sales of Government securities for the year ended September 30, 2025, were as follows:

	Purchases	Sales
Corporate Bond Fund	$82,442,396	$74,072,380
Limited Term Income Fund	94,035,251	55,690,983

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

The tax character of distributions paid during the years ended September 30, 2025, and 2024, were as follows:

Year ended September 30, 2025
	Core Bond Fund	Limited Term Income Fund
Distributions paid from:
Ordinary income	$12,995,119	$16,696,232

Year ended September 30, 2024
	Core Bond Fund	Limited Term Income Fund
Distributions paid from:
Ordinary income	$10,342,200	$12,296,617

FINANCIAL STATEMENTS | September 30, 2025

CURASSET CAPITAL MANAGEMENT FUNDS

Notes to Financial Statements - continuedSeptember 30, 2025

As of September 30, 2025, the components of distributable earnings (accumulated deficits) on a tax basis were as follows:

	Core Bond Fund	Limited Term Income Fund
Accumulated net investment income (loss)	$319,171	$756,860
Other accumulated losses	(10,103,365)	(4,114,902)
Net unrealized appreciation (depreciation) on Investments and long futures contracts	(7,267,900)	(460,747)
	$(17,052,094)	$(3,818,789)

As of September 30, 2025, the Core Bond Fund and Limited Term Income Fund had outstanding straddle losses of $294,777 and $392,556, respectively. For tax purposes, the Funds had capital loss carryforwards. These losses may be carried forward indefinitely.

Fund	Short Term	Long Term	Total
Core Bond Fund	$5,004,887	$4,803,701	$9,808,588
Limited Term Income Fund	2,714,668	1,007,678	3,722,346

The Limited Term Income Fund utilized $171,636 of capital loss carryforwards to offset net realized gains from the year ended September 30, 2025.

As of September 30, 2025, the cost of securities for Federal Income tax purposes and the related tax-based net unrealized appreciation (depreciation) consists of:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Total Unrealized Appreciation (Depreciation)
Core Bond Fund	$286,414,322	$2,561,602	$(9,829,502)	$(7,267,900)
Limited Term Income Fund	354,751,288	1,996,381	(2,457,128)	(460,747)

The difference between book basis and tax basis unrealized appreciation (depreciation) is attributable primarily to the deferral of wash sale losses and the tax treatment of futures contracts.

NOTE 5 –TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

Capital stock transactions were:

Core Bond Fund
Period Ended September 30, 2025
	Founders Class	Institutional Class
Shares sold	7,067,205	8,854
Shares reinvested	46,925	45
Shares redeemed	(5,581,795)	—
Net increase (decrease)	1,532,335	8,899

FINANCIAL STATEMENTS | September 30, 2025

CURASSET CAPITAL MANAGEMENT FUNDS

Notes to Financial Statements - continuedSeptember 30, 2025

Core Bond Fund
Year Ended September 30, 2024
	Founders Class	Institutional Class
Shares sold	10,033,273	—
Shares reinvested	30,957	—
Shares redeemed	(1,688,866)	—
Net increase (decrease)	8,375,364	—

Limited Term Income Fund Founders Class
	Year Ended September 30, 2025	Year Ended September 30, 2024
Shares sold	7,891,306	9,629,018
Shares reinvested	193,017	56,155
Shares redeemed	(5,236,882)	(2,970,756)
Net increase (decrease)	2,847,442	6,714,417

NOTE 6 – RISKS OF INVESTING IN THE FUND

An investment in the Funds entails risk. The Funds may not achieve their leveraged investment objective and there is a risk that you could lose all of your money invested the Funds. The Funds are not a complete investment program. In addition, the Funds present risks not traditionally associated with other mutual funds and ETFs. An investment in the Funds is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. A complete description of the principal risks is included in the Funds’ prospectus under the heading “Principal Risks.”

NOTE 7 – SUBSEQUENT EVENTS

Subsequent to the date of the financial statements, the Funds have made the following distributions to the shareholders of record:

Fund	Record Date	Ex-Dividend Date	Character	Amount
Core Bond Fund	10/28/25	10/29/25	Net Investment Income	$1,038,400
Core Bond Fund	11/24/25	11/25/25	Net Investment Income	981,044
Limited Term Income Fund	10/28/25	10/29/25	Net Investment Income	1,177,451
Limited Term Income Fund	11/24/25	11/25/25	Net Investment Income	1,072,172

Management has evaluated all transactions and events subsequent to the date of the Statements of Assets and Liabilities through the date on which these financial statements were issued and, except as noted above, has noted no additional items that require disclosure.

FINANCIAL STATEMENTS | September 30, 2025

CURASSET CAPITAL MANAGEMENT FUNDS

Report of Independent Registered Public Accounting Firm

To the Shareholders of Curasset Capital Management Core Bond Fund and Curasset Capital Management Limited Term Income Fund and Board of Trustees of World Funds Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Curasset Capital Management Core Bond Fund and Curasset Capital Management Limited Term Income Fund (the “Funds”), each a series of World Funds Trust, as of September 30, 2025, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the three years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of September 30, 2025, the results of their operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

The Funds’ financial highlights for the period ended September 30, 2022, were audited by other auditors whose report dated November 29, 2022 expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included

FINANCIAL STATEMENTS | September 30, 2025

CURASSET CAPITAL MANAGEMENT FUNDS

Report of Independent Registered Public Accounting Firm - continued

examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2025, by correspondence with the custodian and broker. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2023.

COHEN & COMPANY, LTD.
Cleveland, Ohio
November 26, 2025

FINANCIAL STATEMENTS | September 30, 2025

CURASSET CAPITAL MANAGEMENT FUNDS

Supplemental Information (unaudited)

Changes in and disagreements with accountants for open-end management investment companies.

Not applicable.

Proxy disclosures for open-end management investment companies.

Not applicable.

Remuneration paid to Directors, Officers, and others of open-end management investment companies.

See the Statements of Operations and Note 2 which includes remuneration paid to Officers. See the Statements of Operations for remuneration paid to Trustees.

Statement Regarding Basis of Approval of Investment Advisory Contract.

Advisory Agreement Renewal and Approval – Curasset Capital Management Core Bond Fund and the Curasset Capital Management Limited Term Income Fund

At a meeting held on September 23-24, 2025 (the “Meeting”), the Board of Trustees (the “Board) of World Funds Trust (the “Trust”) considered the approval for the continuation of the Investment Advisory Agreement (the “Curasset Advisory Agreement”) between the Trust and Curasset Capital Management on behalf of the Curasset Capital Management Core Bond Fund and the Curasset Capital Management Limited Term Income Fund (together, the “Curasset Capital Funds”). The Board reflected on its discussions regarding the Curasset Advisory Agreement and the manner in which the Curasset Capital Funds were managed.

The Board reviewed, among other things, a memorandum from the Trust’s legal counsel (“Counsel”) that that addressed the Trustees’ duties when considering the continuation of the Curasset Advisory Agreement and Curasset Capital Management’s responses to a request for information from Counsel on behalf of the Board. It was noted that the responses included Curasset Capital Management’s financial statements, a fee comparison analysis for each of the Curasset Capital Funds and comparable mutual funds, and the Curasset Advisory Agreement. The Trustees discussed the types of information and factors that the Board should take into consideration to make an informed decision regarding the renewal of the Curasset Advisory Agreement, including the following material factors: (i) the nature, extent, and quality of the services provided by Curasset Capital Management; (ii) the investment performance of

FINANCIAL STATEMENTS | September 30, 2025

CURASSET CAPITAL MANAGEMENT FUNDS

Supplemental Information (unaudited) - continued

the Curasset Capital Funds and Curasset Capital Management; (iii) the costs of the services provided and profits realized by Curasset Capital Management from its relationship with the Curasset Capital Funds; (iv) the extent to which economies of scale would be realized if the Curasset Capital Funds grow and whether advisory fee levels reflect those economies of scale for the benefit of the Curasset Capital Funds’ investors; and (v) Curasset Capital Management’s practices regarding possible conflicts of interest and other benefits derived by Curasset Capital Management.

In assessing these factors and reaching its decisions, the Board took into consideration information furnished for the Board’s review and consideration throughout the year at regular Board meetings, as well as information specifically prepared and/or presented in connection with the annual renewal process, including information presented to the Board in the Meeting. The Board requested and was provided with information and reports relevant to the annual renewal of the Curasset Advisory Agreement, including: (i) reports regarding the services and support provided to the Curasset Capital Funds and their shareholders by Curasset Capital Management; (ii) quarterly assessments of the investment performance of the Curasset Capital Funds by personnel of Curasset Capital Management; (iii) commentary on the reasons for the performance; (iv) presentations by Curasset Capital Management on its investment strategy, personnel and operations; (v) compliance reports concerning the Curasset Capital Funds and Curasset Capital Management; (vi) disclosure information contained in each Curasset Capital Fund’s registration statement and the Form ADV of Curasset Capital Management; and (vii) the memorandum from Counsel, that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the Curasset Advisory Agreement, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision.

The Board also requested and received various informational materials including, without limitation: (i) documents containing information about Curasset Capital Management, including financial information, a description of its personnel and the services provided to the Curasset Capital Funds, information on investment advice, performance, summaries of each Curasset Capital Fund’s expenses, its compliance program, current legal matters (if any), and other general information; (ii) comparative expense and performance information for other mutual funds with strategies similar to the Curasset Capital Funds; and (iii) benefits to be realized by Curasset Capital Management from its relationship with the Curasset Capital Funds.

FINANCIAL STATEMENTS | September 30, 2025

CURASSET CAPITAL MANAGEMENT FUNDS

Supplemental Information (unaudited) - continued

The Board did not identify any particular information that was most relevant to its consideration to approve the Curasset Advisory Agreement, and each Trustee may have afforded different weight to the various factors. In deciding whether to approve the Curasset Advisory Agreement, the Trustees considered numerous factors, including:

1.The nature, extent, and quality of the services provided by Curasset Capital Management.

In considering the nature, extent, and quality of the services provided by Curasset Capital Management, the Trustees reviewed the responsibilities of Curasset Capital Management under the Curasset Advisory Agreement. The Board reviewed the services provided by Curasset Capital Management to the Curasset Capital Funds including, without limitation, the qualifications and abilities of Curasset Capital Management’s personnel and services provided to the Curasset Capital Funds; the investment strategies and techniques used in managing the Curasset Capital Funds and Curasset Capital Management’s process for formulating investment recommendations and assuring compliance with the Curasset Capital Funds’ investment objectives, strategies, and limitations; its coordination of services for the Curasset Capital Funds among the Curasset Capital Funds’ service providers; and its efforts to promote the Curasset Capital Funds and grow their assets. After reviewing the foregoing and information provided by Curasset Capital Management at the Board Meeting, the Board concluded that the nature, extent and quality of the services provided by Curasset Capital Management was satisfactory and adequate for the Curasset Capital Funds.

2.Investment Performance of the Curasset Capital Funds and Curasset Capital Management.

The Board reviewed the performance of each Curasset Capital Fund. In considering the investment performance of the Curasset Capital Funds, the Board compared the investment performance of each Curasset Capital Fund with the performance of its benchmark index and to funds in a peer group selected by Broadridge using data from Morningstar, Inc.

The Board noted that the Curasset Capital Management Core Bond Fund’s (the “Core Bond Fund”) peer group was derived by Broadridge by screening funds in Morningstar’s Intermediate Core Bond category (“Custom Category”), which resulted in a peer group of 15 funds (“Peer Group”). The Board considered that the Core Bond Fund underperformed its benchmark index, the Bloomberg U.S. Aggregate Bond Total Return Index and the median of its Peer Group and Custom

FINANCIAL STATEMENTS | September 30, 2025

CURASSET CAPITAL MANAGEMENT FUNDS

Supplemental Information (unaudited) - continued

Category for the one-year period ended June 30, 2025, and outperformed its benchmark, Peer Group and Custom Category for the three-year period ended June 30, 2025.

The Board noted that the Curasset Capital Management Limited Term Income Fund’s (the “Income Fund”) peer group was derived by Broadridge by screening funds in Morningstar’s Short-Term Bond category (“Custom Category”), which resulted in a peer group of 15 funds (“Peer Group”). The Board considered that the Income Fund underperformed its Peer Group and Custom Category for the one-year period ended June 30, 2025 but outperformed its benchmark index, the Bloomberg U.S. Aggregate Bond 1-3 Year Index. The Board also considered that for the three-year period ending June 30, 2025, the Fund had outperformed its benchmark index, Peer Group and Category medians.

After discussing the investment performance of each of the Curasset Capital Funds further, Curasset Capital Management’s experience managing the Curasset Capital Funds, and other relevant factors, the Board concluded, in light of all the facts and circumstances, that the investment performance of each of the Curasset Capital Funds and Curasset Capital Management was satisfactory.

3.The costs of services provided and profits realized by Curasset Capital Management from the relationship with the Curasset Capital Funds.

In this regard, the Board considered the financial condition of Curasset Capital Management and the level of commitment to the Curasset Capital Funds by Curasset Capital Management and its principals, the profitability of Curasset Capital Management in providing advisory services to the Curasset Capital Funds, and the expenses of the Curasset Capital Funds, including the nature and frequency of advisory fee payments. The Board compared the advisory fees and expenses of the Curasset Capital Funds to other funds comparable to them in terms of the type of fund, the style of investment management, the size of fund and the nature of the investment strategy and markets invested in, among other factors. The Board noted that with respect to the Core Bond Fund, while the gross and net advisory fee is higher than the median of its Peer Group and Custom Category the Core Bond Fund’s net expenses are lower than the net expenses of the Peer Group median and the Custom Category median and the Core Bond Fund’s gross expenses were the same as the Peer Group median and lower than the Custom Category median. With respect to the Income Fund, the Board noted that the Income Fund’s gross and net advisory fees are higher than the Peer Group and Custom Category medians. The Board noted that the Income Fund’s net expenses are lower than the net expenses

FINANCIAL STATEMENTS | September 30, 2025

CURASSET CAPITAL MANAGEMENT FUNDS

Supplemental Information (unaudited) - continued

of the Peer Group median and equal to the Custom Category median, while the Income Fund’s gross expenses are lower than the Peer Group median and higher than the Custom Category median.

The Board observed that pursuant to an Expense Limitation Agreement, Curasset Capital Management is limiting expenses for the Core Bond Fund and Income Fund until January 31, 2026. The Board also noted that the Founders Class is the only share class currently with assets for the Income Fund and the Founders Class and Institutional Class are the only share classes currently with assets for the Core Bond Fund. Following this comparison and upon further consideration and discussion of the Curasset Funds’ advisory fees and expenses, the Board concluded that the advisory fees paid to Curasset Capital Management pursuant to the Curasset Advisory Agreement were reasonable based on the nature, extent and quality of advisory services provided to the Curasset Funds.

4.The extent to which economies of scale would be realized as the Curasset Funds grow and whether advisory fee levels reflect these economies of scale for the benefit of the Funds’ investors.

In this regard, the Board considered the Curasset Capital Funds’ fee arrangements with Curasset Capital Management. The Board noted that although the advisory fee would stay the same as asset levels increased, Curasset Capital Management has agreed to contractually limit the total annual fund operating expenses of each Curasset Capital Fund. Following further discussion of the Curasset Capital Funds’ current asset levels and expectations for growth, the Board determined that the Curasset Capital Funds’ fee arrangements with Curasset Capital Management were fair and reasonable in relation to the nature, extent and quality of the advisory services provided by Curasset Capital Management.

5.Possible conflicts of interest and other benefits.

In evaluating the possibility for conflicts of interest, the Board considered such matters as: the experience and ability of the advisory personnel assigned to the Curasset Capital Funds; and the substance and administration of Curasset Capital Management’s Code of Ethics and other relevant policies described in its compliance policies. The Board considered that Curasset Capital Management indicated that managing registered funds could help increase awareness of Curasset Capital Management and, though it does not currently have any separately managed accounts under management, it may be interested in offering such products in the future. Following further consideration and discussion, the Board indicated that Curasset Capital Management’s standards

FINANCIAL STATEMENTS | September 30, 2025

CURASSET CAPITAL MANAGEMENT FUNDS

Supplemental Information (unaudited) - continued

and practices relating to the identification and mitigation of potential conflicts of interest, as well as the benefits to be derived by Curasset Capital Management from managing the Curasset Capital Funds were satisfactory.

After additional consideration of the factors delineated in the memorandum provided by Counsel and further discussion and careful review by the Board, the Board determined that the compensation payable under the Curasset Advisory Agreement was fair, reasonable and within a range of what could have been negotiated at arms’-length in light of all the surrounding circumstances, and the Curasset Advisory Agreement was approved for an additional one-year term.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Reference Item 7, Note 2 which includes remuneration paid to Officers and the Statements of Operations which include remuneration paid to Trustees.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Reference Item 7 which includes the investment advisory contract renewal in the Supplemental Information.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable because it is not a closed-end management investment company.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

 Not applicable because it is not a closed-end management investment company.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable because it is not a closed-end management investment company.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of trustees.

ITEM 16.	CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19.	EXHIBITS.

(a)(1)	Code of Ethics in response to Item 2 of this Form N-CSR is attached hereto.

(a)(2)	Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act of 1934 – Not applicable.

(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)(1)	Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 – Not applicable.

(a)(3)(2)	Change in the registrant’s independent public accountant – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   World Funds Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: December 8, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: December 8, 2025

By (Signature and Title)*:	/s/ Ann MacDonald
Ann MacDonald Principal Financial Officer
Date: December 8, 2025

* Print the name and title of each signing officer under his or her signature.